As filed with the Securities and Exchange Commission on October 11, 1996

                              Securities Act Registration No. 333-7305
                      Investment Company Act Registration No. 811-7685

                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                    Pre-Effective Amendment No. 1                  [X]

                    Post-Effective Amendment No. --                [ ]

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                    Amendment No. 1                                [X]

                        FRONTEGRA FUNDS, INC.
          (Exact Name of Registrant as Specified in Charter)

      400 Skokie Blvd.
          Suite 500                                 60062
     Northbrook, Illinois                         (Zip Code)
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: 1-(847) 509-9860

                William D. Forsyth III
              400 Skokie Blvd., Suite 500
              Northbrook, Illinois  60062
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective.

In  accordance  with  Rule 24f-2 under  the  Investment
Company  Act  of  1940,  Registrant  declares  that  an
indefinite  number of shares of its common stock,  $.01
par  value,  is  being registered by this  Registration
Statement.

The   Registrant   hereby  amends   this   Registration
Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                        CROSS REFERENCE SHEET


          (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional
Information of the responses to the Items of Parts A and B of Form N-1A).

                                       Caption or Subheading in
                                       Prospectus or Statement
     Item No. on Form N-1A            of Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

  1.   Cover Page                         Cover Page

  2.   Synopsis                           Summary; Summary of
                                          Portfolio Expenses

  3.   Condensed Financial                *
       Information

  4.   General Description of             Organization; Investment
       Registrant                         Objectives and Policies;
                                          Investment Techniques and
                                          Risks; Investment
                                          Restrictions

  5.   Management of the Fund             Management; Portfolio
                                          Expenses
  5A.  Management's Discussion
       of Fund Performance                *

  6.   Capital Stock and Other            Dividends, Capital Gain
       Securities                         Distributions and Tax
                                          Treatment; Organization

  7.   Purchase of Securities             How to Purchase Shares;
       Being Offered                      Determination of Net Asset
                                          Value; Exchange Privilege

  8.   Redemption or Repurchase           How to Redeem Shares;
                                          Determination of Net Asset
                                          Value; Exchange Privilege

  9.   Pending Legal Proceedings          *


PART B - INFORMATION REQUIRED IN STATEMENT OF
ADDITIONAL INFORMATION

  10.  Cover Page                         Cover Page

  11.  Table of Contents             Table of Contents

  12.  General Information           Included in Prospectus
       and History                   under the heading
                                     Organization

  13.  Investment                    Investment Restrictions;
       Objectives and Policies       Investment Policies and
                                     Techniques

  14.  Management of the             Directors and Officers
       Fund

  15.  Control Persons and           Principal Shareholders;
       Principal Holders of          Directors and  Officers;
       Securities                    Investment Adviser

  16. Investment Advisory            Investment Adviser;
      and Other Services             Management (in Prospectus);
                                     Custodian; Transfer Agent and
                                     Dividend-Disbursing Agent;
                                     Independent Accountants

  17. Brokerage Allocation          Portfolio Transactions
      and Other Practices           and Brokerage

  18. Capital Stock and             Included in Prospectus
      Other Securities              under the heading Organization

  19. Purchase, Redemption          Included in Prospectus
      and Pricing of                under the headings How
      Securities Being Offered      to Purchase Shares;
                                    Determination of Net Asset
                                    Value; How to Redeem
                                    Shares; Exchange Privilege;
                                    and in the Statement of
                                    Additional Information
                                    under the heading Investment
                                    Adviser

  20. Tax Status                    Included in Prospectus
                                    under the heading
                                    Dividends, Capital Gain
                                    Distributions and Tax
                                    Treatment

  21.  Underwriters                 *

  22.  Calculations of              Performance Information
       Performance Data

  23.  Financial                    Financial Statements
       Statements

________________________

*  Answer Negative or inapplicable.

                           PROSPECTUS
                          ______, 1996


                     FRONTEGRA FUNDS, INC.


                        400 Skokie Blvd.
                           Suite 500
                  Northbrook, Illinois  60062

                         1-888-825-2100


     FRONTEGRA FUNDS, INC. is an open-end, diversified,
management  investment company, known as a mutual  fund
(the "Company").  The Company is currently comprised of
two  separate  portfolios, the FRONTEGRA  TOTAL  RETURN
BOND  FUND  (the  "Total Return Bond  Fund")   and  the
FRONTEGRA  OPPORTUNITY  FUND (the  "Opportunity  Fund")
(hereinafter collectively referred to as the "Funds").

      The investment objective of the Total Return Bond
Fund  is a high level of total return, consistent  with
the  preservation  of capital.  The Total  Return  Bond
Fund  invests  primarily in a diversified portfolio  of
fixed  income  securities of varying  maturities.   The
investment objective of the Opportunity Fund is capital
appreciation.   The Opportunity Fund invests  primarily
in  a  diversified  portfolio of equity  securities  of
companies    with    small    to    mid-sized    market
capitalizations.   The Funds are 100%  no-load.   There
are no sales, redemption or 12b-1 fees.

       This   Prospectus  sets  forth   concisely   the
information  that  you  should be  aware  of  prior  to
investing  in  the Funds.  Please read this  Prospectus
carefully   and   retain  it  for   future   reference.
Additional  information regarding the Company  and  the
Funds  is  included  in  the  Statement  of  Additional
Information  dated ___________, which  has  been  filed
with the Securities and Exchange Commission ("SEC") and
is  incorporated  in this Prospectus by  reference.   A
copy   of   the   Company's  Statement  of   Additional
Information is available without charge by writing to the Company at the address listed above or by calling, toll-free, 1-888-825-2100.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES  COMMISSION,   NOR HAS  THE  SECURITIES  AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED   UPON   THE  ACCURACY  OR  ADEQUACY   OF   THIS
PROSPECTUS.   ANY REPRESENTATION TO THE CONTRARY  IS  A
CRIMINAL OFFENSE.

                       TABLE OF CONTENTS

                                                             Page

SUMMARY                                                         3
   Investment Objective                                         3
   Risk Factors                                                 3
   Investment Adviser                                           3
   Purchases and Redemptions                                    3
   Shareholder Services                                         3
SUMMARY OF EXPENSES                                             4
   Fee Tables                                                   4
   Example                                                      4
INVESTMENT OBJECTIVES AND POLICIES                              5
   TOTAL RETURN BOND FUND                                       5
   OPPORTUNITY FUND                                             5
INVESTMENT TECHNIQUES AND RISKS                                 6
   TOTAL RETURN BOND FUND                                       6
     Fixed Income Securities                                    6
     Reverse Repurchase Agreements and Mortgage Dollar
     Rolls                                                      9
     When-Issued Securities                                    10
     Illiquid Securities                                       10
     Repurchase Agreements                                     10
     Foreign Securities and Currencies                         10
     Derivative Instruments                                    11
     Portfolio Turnover                                        11
   OPPORTUNITY FUND                                            11
     Small Companies                                           11
     Short-Term Fixed Income Securities                        12
     Illiquid Securities                                       12
     Repurchase Agreements                                     12
     Foreign Securities and Currencies                         13
     Derivative Instruments                                    13
     Portfolio Turnover                                        13
MANAGEMENT                                                     14
HOW TO PURCHASE SHARES                                         15
   Initial Investment - Minimum $100,000                       15
   Subsequent Investments - Minimum $1,000                     16
HOW TO REDEEM SHARES                                           16
   Written Redemption                                          16
   Signature Guarantees                                        16
EXCHANGE PRIVILEGE                                             16
TAX-SHELTERED RETIREMENT PLANS                                 17
   Individual Retirement Account                               17
   Simplified Employee Pension Plan                            17
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT        17
FUND EXPENSES                                                  18
DETERMINATION OF NET ASSET VALUE                               18
SHAREHOLDER REPORTS                                            18
ORGANIZATION                                                   19
ADMINISTRATOR AND FUND ACCOUNTANT                              19
CUSTODIAN AND TRANSFER AGENT                                   19
COMPARISON OF INVESTMENT RESULTS                               19

No  person  has been authorized to give any information
or   to  make  any  representations  other  than  those
contained  in  this  Prospectus and  the  Statement  of
Additional  Information, and if  given  or  made,  such
information  or representations may not be relied  upon
as   having  been  authorized  by  the  Company.   This
Prospectus  does  not  constitute  an  offer  to   sell
securities in any state to any person to whom it is unlawful to make such offer in such state.

                            SUMMARY

Investment Objective

    Frontegra Funds, Inc. currently is comprised of the
Frontegra  Total  Return Bond Fund  and  the  Frontegra
Opportunity   Fund.  The investment  objective  of  the
Total Return Bond Fund is a high level of total return,
consistent with the preservation of capital.  The Total
Return  Bond  Fund invests primarily in  a  diversified
portfolio   of  fixed  income  securities  of   varying
maturities.    The   investment   objective   of    the
Opportunity   Fund   is  capital   appreciation.    The
Opportunity  Fund  invests primarily in  a  diversified
portfolio of equity securities of companies with  small
to   mid-sized  market  capitalizations.  Each   Fund's
investments are subject to market risk and the value of
its   shares   will  fluctuate  with  changing   market
valuations  of its portfolio holdings.  See "INVESTMENT
OBJECTIVES AND POLICIES" and "INVESTMENT TECHNIQUES AND
RISKS."

Risk Factors

    The Funds are suitable for long-term investors only
and  are not designed as a short-term investment.   The
share  price of each Fund is expected to fluctuate  and
may,  at  redemption, be worth more or  less  than  the
initial  purchase price.  Market risks associated  with
equity  investment include the possibility  that  stock
prices  in  general  will decline over  short  or  even
extended  periods.   This risk is in  addition  to  the
risks  inherent in individual stock selections.  Market
risks  associated with fixed income investments include
the  possibility  that  bond  prices  in  general  will
decline  when  interest  rates increase.   While  fixed
income securities normally fluctuate less in price than
stocks,  there have been extended periods of  increases
in interest rates that have caused significant declines
in  fixed  income securities prices.   In  addition  to
market risks associated with fixed income investments, individual issues of fixed income securities may be subject to credit risk of the issuer. See "Investment
Techniques and Risks," for more information.

Investment Adviser

      The   Funds   are  managed  by  Frontegra   Asset
Management,  Inc. ("Frontegra"), which  supervises  the
management  of each Fund's portfolio by the sub-adviser
and   administers   the  Company's  business   affairs.
Investment advisory services are provided to the Funds by Reams Asset Management Company, LLC ("Reams"). The firm operated as a corporation (Reams Asset Management
Company,  Inc.) from its founding in 1981  until  March
31, 1994, when it became an Indiana limited liability company (LLC), with no change in principals, employees or clients. Reams primarily acts as investment adviser to institutional clients with investment portfolios totaling approximately $2.5 billion. See "MANAGEMENT."

Purchases and Redemptions

     Shares of the Funds are sold and redeemed  at  net
asset  value  without the imposition of  any  sales  or
redemption  charges.   The minimum  initial  investment
required  by  each  Fund  is  $100,000.   The   minimum
subsequent investment is $1,000.  These minimums may be
changed or waived at any time at the discretion of  the
Funds.  See "HOW TO PURCHASE SHARES" and "HOW TO REDEEM
SHARES."   Shares in one Fund may be exchanged  without
any   charge  for  shares  in  another  Fund  at  their
respective net asset values.

Shareholder Services

     Questions regarding either of the Funds may be directed to the Company at the address and telephone number on the front page of this Prospectus.

                      SUMMARY OF EXPENSES

Fee Tables

    Shareholder Transaction Expenses

                            Total Return Bond               Opportunity
                                   Fund                         Fund

    Sales Load Imposed on Purchases               NONE          NONE
    Sales Load Imposed on Reinvested Dividends    NONE          NONE
    Deferred Sales Load Imposed on Redemptions    NONE          NONE
    Redemption Fees                               NONE          NONE
    Exchange Fees                                 NONE          NONE

    Annual   Operating  Expenses  (after   waivers   or
    reimbursements) (as a percentage of average net assets)

                             Total Return Bond   Opportunity
                                    Fund            Fund

   Management Fees                 0.40%          0.65%
   12b-1 Fees                       NONE           NONE
   Other Expenses (Net of
    Reimbursements)                0.10%          0.25%
   TOTAL OPERATING EXPENSES        0.50%          0.90%
    (after Waivers or Reimbursements)

     For  the  Funds' first twelve months of operation,
Frontegra has agreed to waive its management fee and/or
reimburse each Fund's operating expenses to the  extent
necessary  to ensure that the Total Return Bond  Fund's
and the Opportunity Fund's Total Operating Expenses  do
not  exceed 0.50% and 0.90% respectively of the  Fund's
average  daily  net assets.  Since the  Funds  did  not
commence   operations  until  _________,  1996,   other
expenses have been estimated and are presented  net  of
reimbursements.  Absent these reimbursements, the Other
Expenses  and  Total Operating Expenses for  the  Total
Return  Bond Fund are estimated to be 0.36%  and  .76%,
respectively;   Other  Expenses  and  Total   Operating
Expenses for the Opportunity Fund are estimated  to  be
0.35%   and   1.00%,  respectively.    For   additional
information   concerning   fees   and   expenses,   see
"MANAGEMENT."

     The Fund will charge a service fee of $9 for redemptions effected via wire transfer, and $20 for checks that do not clear. See "HOW TO REDEEM SHARES."

Example

     You  would pay the following expenses on a  $1,000
investment, assuming (i) 5% annual return and (ii) redemption at the end of each time period:

                 Total Return Bond  Opportunity
                        Fund           Fund

   1 Year                $ 5            $ 9
   3 Years               $16            $30

    The Fee Tables, including the Example, are included
to  assist  you in understanding the various costs  and
expenses  that an investor in the Funds bears  directly
or  indirectly.   The  Example is based  on  the  Total
Operating  Expenses specified in the table above.   The
amounts  in the Example may increase absent the waivers
or  reimbursements.  Please remember that  the  Example
should  not  be considered representative  of  past  or
future
expenses and that actual expenses may be greater
or  lesser  than  those shown.  The assumption  in  the
Example  of  a 5% annual rate of return is required  by
regulations of the SEC applicable to all mutual  funds.
This   return  is  hypothetical  and  should   not   be
considered representative of past or future performance of the Funds.


               INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives presented below may  not
be  changed  without shareholder approval.   Since  all
investments are subject to inherent market risks, there
is no assurance that these objectives will be realized.
Other  investment restrictions which may not be changed
without  shareholder  approval  are  contained  in  the
Company's Statement of Additional Information.   Except
for each Fund's investment objective and the investment
restrictions  enumerated in the Company's Statement  of
Additional  Information,  a  Fund's  policies  may   be
changed without a vote of the Fund's shareholders.

TOTAL  RETURN BOND FUND   The Total Return Bond  Fund's
investment objective is a high level of total return, consistent with the preservation of capital.

     The Total Return Bond Fund will seek, under normal
market  conditions, to achieve its investment objective
by investing in a diversified portfolio of fixed income
securities of varying maturities. The Fund will  invest
at  least  65%  of its net assets in bonds.   The  Fund
considers  a  bond  to be any debt  instrument.   These
instruments   include:     short-term   fixed    income
securities; U.S. government securities; corporate  debt
securities,   including  convertible   securities   and
corporate  commercial paper; mortgage-backed and  other
asset-backed  securities;  structured  notes  and  loan
participations;  bank certificates  of  deposit,  fixed
time  deposits  and  bankers'  acceptances;  repurchase
agreements; obligations of foreign governments or their
subdivisions,   agencies  and  instrumentalities;   and
obligations  of international agencies or supranational
entities.   Although the Fund primarily will invest  in
investment grade fixed income securities, the Fund  may
invest  up  to  25%  of  its  assets  in  fixed  income
securities that are rated below investment grade.   The
Fund  may  invest up to 20% of its assets in securities
denominated in foreign currencies and may invest beyond
this  limit  in  U.S. dollar-denominated securities  of
foreign  issuers.  The portfolio duration of  the  Fund
will  normally fall between three to seven years  based
on market conditions.  Duration is a measure of a fixed
income  security's  average  life  that  reflects   the
present   value  of  the  security's  cash  flow,   and
accordingly is a measure of price sensitivity to interest rate changes.

    Reams attempts to maximize total return over a long-
term horizon through opportunistic investing in a broad
array  of eligible securities.  The investment  process
combines  active  duration and  yield-curve  management
with bottom-up issue selection, focusing on undervalued
issues in the fixed income market.  Reams employs a two-
step  process in managing the Total Return  Bond  Fund.
The first step is to establish the portfolio's duration
on  the  basis of whether the bond market is  under  or
over  priced.   Emphasis  is placed  on  inflation  and
monetary   policy   in   the  formulation   of   Reams'
strategies.  Reams determines market attractiveness  by
comparing current interest rates to historical interest
rates.   Once  Reams has determined an  overall  market
strategy,  the  second  step  is  to  select  the  most
attractive   bonds   for  the  Fund.    The   portfolio
management team screens hundreds of issues to determine
how   each   will   perform  in  various  interest-rate
environments.   The firm's outlook for interest  rates,
fundamental credit analysis and option-adjusted spread analysis are the primary tools used when constructing these scenarios. Investment opportunities are compared and the Fund's portfolio is assembled from the best available values.


OPPORTUNITY FUND

     The Opportunity Fund's investment objective is capital appreciation.

    The Opportunity Fund will seek, under normal market
conditions,  to  achieve  its investment  objective  by
investing its assets primarily in equity securities  of
companies    with    small    to    mid-sized    market
capitalizations.  The Fund will invest at least 80%  of
its  net assets in equity securities.  These securities
include:  common stocks; preferred stocks; warrants  to
purchase  common stocks or preferred stocks; depositary
receipts;  and  securities convertible into  common  or
preferred   stocks,  such  as  convertible  bonds   and
debentures  rated  Baa or higher by  Moody's  Investors
Service

("Moody's")  or BBB or higher  by  Standard  &
Poor's  ("S&P"), Duff & Phelps, Inc. ("D&P")  or  Fitch
Investors Service, Inc. ("Fitch").  At least 65% of the
Opportunity  Fund's  total  assets  will  normally   be
invested  in  equity securities of small  to  mid-sized
market capitalization companies, which for the purposes
of   this  Fund  are  those  companies  with  a  market
capitalization of $2 billion or less at the time of the
Fund's  investment.  In general, smaller-capitalization
companies  often involve greater risks than investments
in  larger  capitalized  companies.   (See  "INVESTMENT
TECHNIQUES AND RISKS - Small Companies").  The Fund may
invest  up  to  15% of its net assets directly  in  the
securities  of  foreign issuers.  It may  also  invest,
without  limitation, in foreign securities in  domestic
markets  through depositary receipts.   However,  as  a
matter of policy, the Opportunity Fund intends to limit its total foreign exposure, including both direct investments and depositary receipts, to no more than 25% of the Fund's net assets. In addition, the Fund may invest up to 20% of its total assets in cash and short-term fixed income securities for any purpose and up to 100% of its total assets may be invested in such instruments for temporary defensive purposes.

     In  seeking  to  achieve  the  Opportunity  Fund's
investment   objective,  Reams  uses  a  value-oriented
discipline. Reams evaluates the small and mid-cap markets by using a number of valuation criteria, including both current and historical measures, for ratios comparing price to earnings, price to book value, and price to sales. The portfolio management team then constructs a focus list based in part on each company's competitive position, capital structure, cash flow and management. The team then determines a target price for the stock, thus providing a specific expected rate of return. The approximately 75 securities with the highest expected rates of return would be among those securities selected for the Fund's portfolio. On average, a security will be held by the Fund for approximately 12 months. Ultimately, securities will be sold due to the emergence of superior alternatives.




                INVESTMENT TECHNIQUES AND RISKS

     In  addition to the investment policies  described
above  (and  subject to certain restrictions  described
below),   the   Funds  may  invest  in  the   following
securities   and   employ  the   following   investment
techniques, some of which may present special risks  as
described below.  A more complete discussion of certain
of  these securities and investment techniques and  the
associated   risks  is  contained  in   the   Company's
Statement of Additional Information.


TOTAL RETURN BOND FUND

Fixed Income Securities

     The  Fund  may invest in a wide variety  of  fixed
income  securities.  Issuers of fixed income securities
have  a  contractual obligation to pay  interest  at  a
specified  rate  on  specified  dates  and   to   repay
principal  on  a  specified  maturity  date.    Certain
securities (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates. As a result, the Fund may be required to invest the unanticipated proceeds of the called security at lower interest rates, which may cause the Fund's income to decline.

     In  general, the longer the maturity  of  a  fixed
income  security the higher its yield and  the  greater
its   sensitivity   to  changes  in   interest   rates.
Conversely,  the  shorter the maturity  the  lower  the
yield  but the greater the price stability.  The values
of  fixed  income securities also may  be  affected  by
changes in the credit rating or financial condition  of
their issuers.  Generally, the lower the quality rating
of  a security the higher the degree of risk as to  the
payment  of  interest  and  return  of  principal.   To
compensate investors for taking on such increased risk, issuers deemed to be less creditworthy generally must offer investors higher interest rates than do issuers with better credit ratings.

      Commercial  paper  generally  is  considered  the
shortest  form of fixed income security.   Notes  whose
original maturities are one year or less are considered
short-term  obligations.   The  term  "bond"  generally
refers  to securities with maturities longer  than  two
years.   Bonds with maturities of three years  or  less
are   considered  short-term,  bonds  with   maturities
between   three   and   seven  years   are   considered
intermediate-term, and bonds with maturities greater than seven years are considered long-term.

     Investment  Grade  Debt  Obligations.   Investment
grade  debt  obligations include:  (i) U.S.  government
securities  (ii) commercial paper rated in one  of  the
three highest rating categories (e.g., A-2 or higher by
S&P);  (iii) short-term
notes rated in one of the three
highest  rating  categories (e.g., SP-2  or  higher  by
S&P);  (iv)  bonds  rated in one of  the  four  highest
rating  categories (e.g., rated BBB or higher by  S&P);
and (v) unrated securities determined by Reams to be of
comparable  quality.  Investment grade  securities  are
generally  believed to have relatively low  degrees  of
credit   risk.   However,  certain  investment-   grade
securities may have some speculative characteristics, since their issuers' capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

      Non-investment  Grade  Debt  Obligations.    Non-
investment grade debt obligations, also referred to  as
"junk  bonds",   are those securities  that  are  rated
lower  than investment grade and unrated securities  of
comparable  quality.  Although  they  generally   offer
higher  yields  than investment grade  securities  with
similar  maturities, lower-quality  securities  involve
greater risks, including the possibility of default  or
bankruptcy.   In  general,  they  are  regarded  to  be
predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

     For a more extensive discussion of debt ratings, see the Company's Statement of Additional Information.

      Debt   Obligations-General.    Debt   obligations
include:   (i)  corporate  debt  securities,  including
bonds,  debentures, and notes; (ii)  bank  obligations,
such  as  certificates of deposit, banker's acceptances
and  time  deposits  of  domestic  and  foreign  banks,
domestic  savings  associations and their  subsidiaries
and  branches  (in  amounts in excess  of  the  current
$100,000 per account insurance coverage provided by the
Federal    Deposit   Insurance   Corporation);    (iii)
commercial  paper  (including  variable-amount   master
demand  notes);  (iv) repurchase agreements;  (v)  loan
interests;  (vi)  foreign debt  obligations  issued  by
foreign issuers traded either in foreign markets or  in
domestic  markets  through depositary  receipts;  (vii)
convertible  securities - debt obligations  convertible
into  or  exchangeable for equity  securities  or  debt
obligations that carry with them the right  to  acquire
equity securities, as evidenced by warrants attached to
such  securities, or acquired as part of units  of  the
securities;  (viii) preferred stocks - securities  that
represent  an  ownership interest in a corporation  and
that give the owner a prior claim over common stock  on
the  company's earnings or assets; (ix) U.S. government
securities;     (x)     mortgage-backed     securities,
collateralized   mortgage   obligations   and   similar
securities; and (xi) municipal obligations.

     Short-Term  Fixed  Income Securities.   Short-term
fixed  income securities must be rated at  least  A  or
higher by S&P, Moody's or Fitch or A- or higher by D&P.
These  securities (each of which has a stated  maturity
of  one  year or less from the date of purchase  unless
otherwise    indicated)   include:    U.S.   government
securities, including bills, notes and bonds, differing
as  to  maturity and rate of interest, which are either
issued  or guaranteed by the U.S. Treasury or  by  U.S.
governmental     agencies     or     instrumentalities;
certificates of deposit issued against funds  deposited
in  a  U.S. bank or savings and loan association;  bank
time  deposits, which are monies kept on  deposit  with
U.S.  banks  or  savings and loan  associations  for  a
stated  period  of  time at a fixed rate  of  interest;
bankers'   acceptances  which  are  short-term   credit
instruments  used  to finance commercial  transactions;
commercial  paper  and commercial  paper  master  notes
(which are demand instruments without a fixed maturity bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) rated A-1 or better by S&P, Prime-
1 or better by Moody's, Duff 2 or higher by D&P, or Fitch 2 or higher by Fitch; or repurchase agreements entered into only with respect to obligations of the U.S. government, its agencies or instrumentalities.
The Fund may also invest in the short-term investment fund of its custodial bank.

      U.S.   Government  Securities.   U.S.  government
securities  are  issued  or  guaranteed  by  the   U.S.
government   or   its  agencies  or  instrumentalities.
Securities issued or guaranteed by government  agencies
or  instrumentalities include: (i) the Federal  Housing
Administration,  Farmers  Home Administration,  Export-
Import  Bank  of  the  United  States,  Small  Business
Administration   and   Government   National   Mortgage
Association   ("GNMA"),  including  GNMA   pass-through
certificates,  whose securities are  supported  by  the
full  faith and credit of the United States;  (ii)  the
Federal  Home  Loan Banks, Federal Intermediate  Credit
Banks   and  the  Tennessee  Valley  Authority,   whose
securities are supported by the right of the agency  to
borrow  from  the  U.S.  Treasury;  (iii)  the  Federal
National  Mortgage  Association and Federal  Home  Loan
Mortgage Corporation, whose securities are supported by
the  discretionary authority of the U.S. government  to
purchase   certain  obligations  of   the   agency   or
instrumentality;  and (iv) the Student  Loan  Marketing
Association,  the  Interamerican Development  Bank  and
International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies. Although the U.S. government provides financial support to these U.S. government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so.

The U.S. government
and its agencies and instrumentalities do not guarantee
the  market  value of their securities.   Consequently,
the value of these securities will fluctuate.

      Corporate   Debt  Securities.    Corporate   debt
securities  include investment grade and non-investment
grade  corporate  bonds, debentures,  notes  and  other
similar    corporate   debt   instruments,    including
convertible securities.  Corporate debt securities  may
be  acquired with warrants attached.  Income  producing
corporate  debt  securities may also include  forms  of
preferred or preference stock.  The rate of interest on
a  corporate  debt security may be fixed,  floating  or
variable,  and  may vary inversely with  respect  to  a
reference   rate.  See  "Variable  and  Floating   Rate
Securities" below.

     Variable and Floating Rate Securities.   The  Fund
may  invest in variable, floating and inverse  floating
rate  debt  instruments.  Variable  and  floating  rate
securities  provide for a periodic  adjustment  of  the
interest   rate   paid   on  the  obligations.    These
obligations  must  provide  that  interest  rates   are
adjusted  periodically based on  a  specified  interest
rate adjustment index.  The adjustment intervals may be
regular  (ranging  from daily to annually)  or  may  be
based  on certain events (such as a change in the prime
rate). The interest rate on a floating rate security is
a variable rate which is tied to another interest rate,
such as a money-market index or U.S. Treasury bill rate
and  resets  periodically, typically every six  months.
While floating rate securities provide the Fund with  a
certain  degree of protection against rises in interest
rates  because of the interest rate reset feature,  the
Fund  will be subject to any decline in interest  rates
as  well.   The  interest rate on  an  inverse  floater
resets  in the opposite direction from the market  rate
of  interest  to which the inverse floater is  indexed.
An  inverse floating rate security may exhibit  greater
price  volatility  than  a  fixed  rate  obligation  of
similar credit quality.  The Fund will not invest  more
than 5% of its net assets in any combination of inverse
floaters,  interest only or principal only  securities.
See "Mortgage- and Other Asset-Backed Securities" for a
discussion   of   interest  only  and  principal   only
securities.

      Mortgage-   and  Other  Asset-Backed  Securities.
Mortgage-backed securities represent direct or indirect
participation  in, or are secured by and payable  from,
mortgage  loans secured by real property,  and  include
single-  and  multi-class pass-through  securities  and
collateralized  mortgage obligations.  Such  securities
may be issued or guaranteed by U.S. government agencies
or  instrumentalities or by private issuers,  generally
originators   in  mortgage  loans,  including   savings
associations,   mortgage  bankers,  commercial   banks,
investment   bankers  and  special   purpose   entities
(collectively,   "private  lenders").   Mortgage-backed
securities  issued by private lenders may be  supported
by  pools  of  mortgage loans or other  mortgage-backed
securities  that are directly or indirectly  guaranteed
by  the  U.S.  government or one  of  its  agencies  or
instrumentalities,  or they may be issued  without  any
governmental  guarantee  of  the  underlying   mortgage
assets but with some form of non-governmental credit enhancement.

       Asset-backed    securities    have    structural
characteristics similar to mortgage-backed  securities.
However,  the  underlying  assets  are  not  first-lien
mortgage  loans  or interests therein.   Instead,  they
include assets such as motor vehicle installment  sales
contracts,  installment  loan  contracts,  home  equity
loans,   leases  of  various  types  of  property   and
receivables from credit card issuers or other revolving
credit  arrangements.   Payments  or  distributions  of
principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.

     The  yield characteristics of mortgage- and asset-
backed securities differ from those of traditional debt
obligations.  Among the principal differences are  that
interest   and   principal  payments  are   made   more
frequently  on  mortgage- and asset-backed  securities,
usually  monthly, and that principal may be prepaid  at
any time because the underlying mortgage loans or other
assets  generally may be prepaid at  any  time.   As  a
result,  if  the Fund purchases these securities  at  a
premium, a prepayment rate that is faster than expected
will  reduce yield to maturity, while a prepayment rate
that  is  slower than expected will have  the  opposite
effect   of   increasing   the   yield   to   maturity.
Conversely, if the Fund purchases these securities at a
discount,  a  prepayment  rate  that  is  faster   than
expected  will  increase yield  to  maturity,  while  a
prepayment  rate  that  is slower  than  expected  will
reduce  yield to maturity.  Accelerated prepayments  on
securities  purchased by the Fund  at  a  premium  also
impose  a risk of loss of principal because the premium
may  not  have  been fully amortized at  the  time  the
principal is prepaid in full.  The market for privately
issued mortgage- and asset-backed securities is smaller
and   less   liquid  than  the  market  for  government
sponsored mortgage-backed securities.

    The Fund may invest in stripped mortgage- or asset-
backed  securities, which receive differing proportions
of   the  interest  and  principal  payments  from  the
underlying assets.  The market value of such securities
generally  is  more sensitive to changes in  prepayment
and  interest  rates than is the case with  traditional
mortgage-  and  asset-backed securities,  and  in  some
cases the market value may be extremely volatile.  With
respect   to  certain  stripped  securities,  such   as
interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

     Loan Interests.  The Fund may invest its assets in
loan interests, which are interests in amounts owed  by
a  corporate, governmental or other borrower to lenders
or lending syndicates.  Loan interests purchased by the
Fund may have a maturity of any number of days or years
and may be secured or unsecured.  Loan interests, which
may  take the form of interests in, assignments of,  or
novations  of  a loan, may be acquired  from  U.S.  and
foreign  banks, insurance companies, finance  companies
or other financial institutions that have made loans or
are  members of a lending syndicate or from the holders
of  loan interests.  Loan interests involve the risk of
loss  in  the  case  of default or  bankruptcy  of  the
borrower  and, in the case of participation  interests,
involve a risk of insolvency of the agent lending  bank
or  other  financial intermediary.  Loan interests  are
not  rated  by  any  nationally recognized  statistical
rating  organization, and are, at present, not  readily
marketable   and   may   be  subject   to   contractual
restrictions on resale.

       Zero-Coupon,    Step-Coupon   and    Pay-In-Kind
Securities.  The Fund may invest in zero-coupon,  step-
coupon  and  pay-in-kind securities.  These  securities
are  debt  securities  that do not  make  regular  cash
interest   payments.    Zero-coupon   and   step-coupon
securities  are sold at a deep discount to  their  face
value.  Pay-in-kind securities pay interest through the
issuance  of  additional  securities.   Because   these
securities do not pay current cash income, their price can be volatile when interest rates fluctuate. Federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities (which may occur in periods of adverse market prices) in order to generate cash to meet these distribution requirements.

Reverse Repurchase Agreements and Mortgage Dollar Rolls

     The  Total Return Bond Fund may engage in  reverse
repurchase agreements to facilitate portfolio liquidity
(a  practice common in the mutual fund industry) or for
arbitrage   transactions.   In  a  reverse   repurchase
agreement,  the  Fund would sell a security  and  enter
into  an  agreement  to  repurchase  the  security   at
specified  future date and price.  The  Fund  generally
retains the right to interest and principal payments on
the  security.   Since  the  Fund  receives  cash  upon
entering into a reverse repurchase agreement, it may be
considered   a   borrowing.   When  required   by   SEC
guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.

     The  Total  Return Bond Fund also may  enter  into
mortgage  dollar  rolls, in which the Fund  would  sell
mortgage-backed securities for delivery in the  current
month   and   simultaneously   contract   to   purchase
substantially similar securities on a specified  future
date.   While  the  Fund  would  forego  principal  and
interest paid on the mortgage-backed securities during the roll period, it would be compensated by the difference between the current sale price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale.
The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price.
When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

     The  mortgage dollar rolls and reverse  repurchase
agreements  entered into by the Fund  may  be  used  as
arbitrage transactions in which the Fund will  maintain
an   offsetting  position  in  investment  grade   debt
obligations or repurchase agreements that mature on  or
before  the  settlement date of  the  related  mortgage
dollar roll or reverse repurchase agreement.  Since the
Fund  will  receive  interest  on  the  securities   or
repurchase   agreements  in  which   it   invests   the
transaction proceeds, the transactions may involve leverage.

When-Issued Securities

      The   Fund  may  invest  without  limitation   in
securities  purchased  on  a  when-issued  or   delayed
delivery  basis  ("When-Issued Securities").   Although
the   payment   and  terms  of  these  securities   are
established at the time the purchaser enters  into  the
commitment, these securities may be delivered and  paid
for  at  a  future  date,  generally  within  45  days.
Purchasing  When-Issued Securities allows the  Fund  to
lock  in  a  fixed price on a security  it  intends  to
purchase.   The Fund will segregate and maintain  cash,
cash  equivalents, U.S. government securities, or other
liquid  securities in an amount at least equal  to  the
amount   of  outstanding  commitments  for  When-Issued
Securities at all times. Such securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Illiquid Securities

     The Total Return Bond Fund may invest up to 15% of
the  value  of  its net assets in illiquid  securities.
Illiquid  securities  include:   restricted  securities
(securities  the  disposition of  which  is  restricted
under  the  federal securities laws); securities  which
may  only  be  resold pursuant to Rule 144A  under  the
Securities Act of 1933; and repurchase agreements  with
maturities  in excess of seven days.  Risks  associated
with   restricted  securities  include  the   potential
obligation  to  pay  all or part  of  the  registration
expenses  in  order to sell restricted  securities.   A
considerable period of time may elapse between the time
of  the decision to sell a restricted security and  the
time  the  Fund  may  be permitted  to  sell  under  an
effective  registration statement  or  otherwise.   If,
during  such  a  period,  adverse  conditions  were  to
develop,  the Fund might obtain a less favorable  price
than that which prevailed when it decided to sell.  The
Board of Directors of the Company, or its delegate, has
the  ultimate  authority to determine,  to  the  extent
permissible  under the federal securities  laws,  which
securities   are   liquid  or  illiquid.    Rule   144A
securities  will  be  treated as  illiquid  securities,
subject  to  the liquidity guidelines.   The  Board  of
Directors has adopted guidelines and delegated this determination to Frontegra.

Repurchase Agreements

     The Fund may enter into repurchase agreements with
certain  banks and non-bank dealers.  In  a  repurchase
agreement, a Fund buys a security at one price  and  at
the  time of sale, the seller agrees to repurchase  the
obligation  at  a mutually agreed upon time  and  price
(usually  within seven days).  The repurchase agreement
determines  the  yield during the  purchaser's  holding
period, while the seller's obligation to repurchase  is
secured  by the value of the underlying security.   The
Fund  may enter into repurchase agreements with respect
to  any  security  in which it may invest.   Repurchase
agreements could involve certain risks in the event  of
a  default  or  insolvency of the other  party  to  the
agreement,  including possible delays  or  restrictions
upon  a  Fund's  ability to dispose of the   underlying
securities.  Under certain circumstances, the Fund  may
deem   repurchase  agreements  collateralized  by  U.S.
government  securities  to  be  investments   in   U.S.
government securities.

Foreign Securities and Currencies

  The Fund may invest directly or indirectly in foreign securities. Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investment. In many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally,
foreign companies are   not  subject  to  the  same
uniform accounting, auditing and financial reporting standards as companies in the U.S. Other risks inherent in foreign investment include:  expropriation; confiscatory
taxation; capital gains   taxes;  withholding  taxes  on
dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; costs incurred in conversions between currencies; the possibility of delays in settlement in foreign securities markets; limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country); the difficulty of enforcing obligations
in   other  countries;  diplomatic  developments;   and
political or social instability. Foreign economies may differ favorably or unfavorably from the U.S. economy in  various  respects, and many foreign securities  are
less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign
securities  may  be  difficult  to  liquidate   rapidly
without   adverse   price   effects.    Certain   costs
attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

     Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar.
Currency exchange rates can be volatile at times in response to various political and economic conditions.

    In addition, the Fund may purchase and sell foreign
currency  on  a  spot basis and may engage  in  forward
currency   contracts,  currency  options  and   futures
transactions  for hedging or any other lawful  purpose.
(See "Derivative Instruments.")

Derivative Instruments

    The Fund may engage in options, futures and options
on futures transactions which are sometimes referred to
as  derivative  transactions.  Derivative  transactions
may  also include short sales against the box, in which
the  Fund  sells a security it owns for delivery  at  a
future  date;  swaps,  in which two  parties  agree  to
exchange a series of cash flows in the future, such  as
interest-rate  payments;  interest-rate   caps,   under
which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; and interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor". Derivative transactions may also include forward currency contracts and foreign currency exchange-related securities.

     Derivative instruments may be used by the Fund for
any   lawful   purpose  consistent  with   the   Fund's
investment  objective, including  hedging  or  managing
risk  but  not for speculation.  Derivative instruments
are  securities  or agreements whose value  is  derived
from  the  value of some underlying asset, for example,
securities,    currencies,   reference   indexes,    or
commodities.   Derivatives  generally  have  investment
characteristics  that  are based  upon  either  forward
contracts or option contracts.  The change in value  of
a forward-based derivative generally is proportional to
the  change in value of the underlying asset while  the
change in value of an option-based derivative generally
is  related to favorable movements in the price of  the
underlying asset, without the corresponding exposure to
adverse movements in the value of the underlying asset.
The seller of an option-based derivative generally will
receive  fees or premiums but is exposed to losses  due
to  changes in the value of the underlying asset.  When
required  by guidelines of the SEC, the Fund  will  set
aside permissible liquid assets in a segregated account
to   secure   its  potential  obligations   under   its
derivative  positions.  Such liquid assets may  include
cash,  U.S. government securities and high grade liquid
debt  securities.   The ability  of  the  Fund  to  use
derivatives  effectively  is  largely  dependent   upon
Reams' ability to use such instruments correctly  which
may  involve different skills than are associated  with
securities  generally.   For a  further  discussion  of
derivative transactions, please see the Statement of Additional Information.

Portfolio Turnover

      Under   normal   market  conditions,   the   Fund
anticipates that its portfolio turnover rate will generally not exceed 125% and is expected to be between 75% and 125%. A portfolio turnover rate of 100% would occur, for example, if all of the securities held by the Fund were replaced within one year. In the event the Fund has a portfolio turnover rate of 100% or more in any year, it would result in the payment by the Fund of increased brokerage costs and could result in the payment by shareholders of increased taxes on realized investment gains.

OPPORTUNITY FUND

Small Companies

     The  Opportunity  Fund may  invest  a  substantial
portion  of  its  assets  in  small  companies.   While
smaller  companies  generally have  the  potential  for
rapid  growth,  investments in smaller companies  often
involve greater risks than investments in larger,  more
established  companies  because smaller  companies  may
lack  the  management experience, financial  resources,
product  diversification and competitive  strengths  of
larger  companies.  In addition, in many instances  the
securities  of smaller companies are traded only  over-
the-counter  or on a regional securities
exchange,  and
the   frequency   and  volume  of  their   trading   is
substantially less than is typical of larger companies.
Therefore, the securities of smaller companies  may  be
subject  to greater and more abrupt price fluctuations.
When  making large sales, the Opportunity Fund may have
to  sell  portfolio holdings at discounts  from  quoted
prices or may have to make a series of small sales over
an extended period of time due to the trading volume of
smaller  company  securities.   An  investment  in  the
Opportunity Fund may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger companies.

Short-Term Fixed Income Securities

     The  Fund  may invest in short-term  fixed  income
securities.  Short-term fixed income securities must be
rated at least A or higher by S&P, Moody's or Fitch  or
A-  or  higher by D&P.  These securities (each of which
has a stated maturity of one year or less from the date
of  purchase unless otherwise indicated) include:  U.S.
government  securities,  including  bills,  notes   and
bonds,  differing as to maturity and rate of  interest,
which  are  either  issued or guaranteed  by  the  U.S.
Treasury   or   by   U.S.  governmental   agencies   or
instrumentalities;  certificates  of   deposit   issued
against  funds deposited in a U.S. bank or savings  and
loan  association; bank time deposits, which are monies
kept  on  deposit with U.S. banks or savings  and  loan
associations  for a stated period of time  at  a  fixed
rate of interest; bankers' acceptances which are short-
term  credit  instruments used  to  finance  commercial
transactions;  commercial paper  and  commercial  paper
master  notes (which are demand instruments  without  a
fixed  maturity  bearing interest at  rates  which  are
fixed to known lending rates and automatically adjusted
when such lending rates change) rated A-1 or better  by
S&P, Prime-1 or better by Moody's, Duff 2 or higher  by
D&P,  or  Fitch  2  or higher by Fitch;  or  repurchase
agreements   entered   into  only   with   respect   to
obligations  of  the U.S. government, its  agencies  or
instrumentalities.   The Fund may also  invest  in  the
short-term investment fund of its custodial bank.

Illiquid Securities

     The  Opportunity Fund may invest up to 5%  of  the
value   of  its  net  assets  in  illiquid  securities.
Illiquid   securities  include  restricted   securities
(securities  the  disposition of  which  is  restricted
under  the  federal  securities laws);  and  repurchase
agreements  with maturities in excess  of  seven  days.
Risk associated with restricted securities include  the
potential  obligation  to  pay  all  or  part  of   the
registration  expenses  in  order  to  sell  restricted
securities.  A considerable period of time  may  elapse
between  the time of the decision to sell a  restricted
security and the time the Fund may be permitted to sell
under an effective registration statement or otherwise.
If,  during such a period, adverse conditions  were  to
develop,  the Fund might obtain a less favorable  price
than that which prevailed when it decided to sell.  The
Board of Directors of the Company, or its delegate, has
the  ultimate  authority to determine,  to  the  extent
permissible  under the federal securities  laws,  which
securities   are   liquid  or  illiquid.    Rule   144A
securities will be treated as illiquid, subject to  the
liquidity  guidelines.   The  Board  of  Directors  has
adopted guidelines and delegated this determination to Frontegra.

Repurchase Agreements

     The Fund may enter into repurchase agreements with
certain  banks and non-bank dealers.  In  a  repurchase
agreement, a Fund buys a security at one price  and  at
the  time of sale, the seller agrees to repurchase  the
obligation  at  a mutually agreed upon time  and  price
(usually  within seven days).  The repurchase agreement
determines  the  yield during the  purchaser's  holding
period, while the seller's obligation to repurchase  is
secured  by the value of the underlying security.   The
Fund  may enter into repurchase agreements with respect
to  any  security  in which it may invest.   Repurchase
agreements could involve certain risks in the event  of
a  default  or  insolvency of the other  party  to  the
agreement,  including possible delays  or  restrictions
upon  a  Fund's  ability to dispose of the   underlying
securities.  Under certain circumstances, the Fund  may
deem   repurchase  agreements  collateralized  by  U.S.
government  securities  to  be  investments   in   U.S.
government securities.

Foreign Securities and Currencies

     The Fund may invest directly or indirectly in
foreign securities or  indirectly through depositary
receipts.  Depositary receipts  are  typically  issued
by  banks  or   trust companies   evidencing  ownership
of  the   underlying foreign security.  Investments in
securities of foreign issuers  involve  risks which are
in  addition  to  the usual  risks inherent in domestic
investment.  In  many countries  there is less publicly
available information about  issuers  than is available
in  the  reports  and ratings   published  about  companies
in the U.S. Additionally, foreign companies are not subject
to  the same uniform accounting, auditing  and financial
reporting  standards as companies in  the  U.S.   Other
risks   inherent   in   foreign   investment   include:
expropriation;  confiscatory  taxation;  capital  gains
taxes;  withholding  taxes on dividends  and  interest;
less   extensive   regulation   of   foreign   brokers,
securities  markets  and  issuers;  costs  incurred  in
conversions  between  currencies;  the  possibility  of
delays  in  settlement in foreign  securities  markets;
limitations on the use or transfer of assets (including
suspension of the ability to transfer currency  from  a
given country); the difficulty of enforcing obligations
in   other  countries;  diplomatic  developments;   and
political or social instability.  Foreign economies may
differ  favorably or unfavorably from the U.S.  economy
in  various  respects, and many foreign securities  are
less  liquid  and their prices are more  volatile  than
comparable U.S. securities.  From time to time, foreign
securities  may  be  difficult  to  liquidate   rapidly
without   adverse   price   effects.    Certain   costs
attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

     Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar.
Currency exchange rates can be volatile at times in response to various political and economic conditions.

Derivative Instruments

    The Fund may engage in options, futures and options on futures transactions which are sometimes referred to as derivative transactions. Derivative transactions may also include forward currency contracts and foreign currency exchange-related securities.

     Derivative instruments may be used by the Fund for
any   lawful   purpose  consistent  with   the   Fund's
investment  objective, including  hedging  or  managing
risk  but  not for speculation.  Derivative instruments
are  securities  or agreements whose value  is  derived
from  the  value of some underlying asset, for example,
securities,    currencies,   reference   indexes,    or
commodities.   Derivatives  generally  have  investment
characteristics  that  are based  upon  either  forward
contracts or option contracts.  The change in value  of
a forward-based derivative generally is proportional to
the  change in value of the underlying asset, while the
change in value of an option-based derivative generally
is  related to favorable movements in the price of  the
underlying asset, without the corresponding exposure to
adverse movements in the value of the underlying asset.
The seller of an option-based derivative generally will
receive  fees or premiums but is exposed to losses  due
to  changes in the value of the underlying asset.  When
required  by guidelines of the SEC, the Fund  will  set
aside permissible liquid assets in a segregated account
to   secure   its  potential  obligations   under   its
derivative  positions.  Such liquid assets may  include
cash,  U.S. government securities and high grade liquid
debt  securities.   The ability  of  the  Fund  to  use
derivatives  effectively  is  largely  dependent   upon
Reams' ability to use such instruments correctly  which
may  involve different skills than are associated  with
securities  generally.   For a  further  discussion  of
derivative transactions, please see the Statement of Additional Information.

Portfolio Turnover

      Under   normal   market  conditions,   the   Fund
anticipates that its portfolio turnover rate will generally not exceed 125% and is expected to be between 75% and 125%. A portfolio turnover rate of 100% would occur, for example, if all of the securities held by the Fund were replaced within one year. In the event the Fund has a portfolio turnover rate of 100% or more in any year, it would result in the payment by the Fund of increased brokerage costs and could result in the payment by shareholders of increased taxes on realized investment gains.

                          MANAGEMENT

     Under the laws of the State of Maryland, the Board
of  Directors of the Company (the "Board of Directors")
is  responsible for managing the Company's business and
affairs.   The Board of Directors also oversees  duties
required  by  applicable state and  federal  law.   The
Company   has  entered  into  an  investment   advisory
agreement  with Frontegra Asset Management, Inc.  dated
__________,  1996 (the "Investment Advisory Agreement")
pursuant  to which Frontegra supervises the  management
of   each  Fund's  investments  and  business  affairs,
subject  to the supervision of the Company's  Board  of
Directors.   Frontegra has entered  into  an  agreement
with  Reams  Asset Management Company, LLC under  which
Reams serves as each Fund's portfolio manager and, subject to Frontegra's supervision, manages the Funds' portfolio assets. Frontegra provides office facilities for the Funds and pays the salaries, fees, and expenses of all officers and directors of the Funds who are interested persons of Frontegra.

     Frontegra was organized in 1996 and is located  at
400  Skokie  Blvd.,  Suite  500,  Northbrook,  Illinois
60062.   Mr. William D. Forsyth III and Mr.  Thomas  J.
Holmberg,  Jr.  each own 50% of Frontegra.   Under  the
Investment Advisory Agreement, the Opportunity Fund compensates Frontegra for its management services at the annual rate of 0.65% of the Opportunity Fund's average daily net assets; and the Total Return Bond
Fund compensates Frontegra at the annual rate of 0.40% of that Fund's average daily net assets. Frontegra has voluntarily agreed to waive its management fee and/or reimburse each Fund's operating expenses to the extent necessary to ensure that the Opportunity Fund's Total
Operating Expenses for the first twelve months do not exceed 0.90% of the Fund's average daily net assets and the Total Return Bond Fund's Total Operating Expenses for the first twelve months do not exceed 0.50% of the Fund's average daily net assets. Any such waiver or reimbursement will have the effect of lowering the overall expense ratio for a Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or reimbursed.

     Reams  operated  as  a  corporation  (Reams  Asset
Management  Company, Inc.) from its  founding  in  1981
until March 31, 1994, when it became an Indiana limited
liability  company (LLC), with no change in principals,
employees  or  clients.   Reams  is  located   at   227
Washington Street, Columbus, Indiana 47201.  Under  the
subadvisory  agreement,  and  with  certain  exceptions
described herein, Reams is compensated by Frontegra for
its investment advisory services at the annual rate  of
0.45%  of  the  Opportunity Fund's  average  daily  net
assets;  and  0.20%  of the Total  Return  Bond  Fund's
average  daily  net  assets.   In  recognition  of  the
economies of scale that will be gained by the Funds and
Frontegra,   and   with   the  exception   of   defined
contribution  or 401(k) investments in the  Funds,  for
initial investments of over $15 million Frontegra  will
compensate  Reams an extra 0.10% on the  average  daily
net   assets  of  such  investments.   Reams   provides
continuous  advice and recommendations concerning  each
Fund's investments and is responsible for selecting the
broker/dealers who execute the portfolio  transactions.
In  executing such transactions, Reams seeks to  obtain
the  best  net results for the Funds.  While Reams  has
not  previously provided investment advice to a  mutual
fund, Reams serves as investment adviser to pension and
profit-sharing    plans,   and   other    institutional
investors.    As  of   October  1,  1996,   Reams   had
approximately $2.5 billion under management.  Mr.  Fred
W. Reams owns units representing a majority of the voting rights of Reams.

     The day-to-day management responsibilities for the
Funds'  portfolios  are  primarily  handled  by  Reams'
portfolio  management teams.  The portfolio  management
teams are managed primarily by Mr. Reams, Mr. Robert A.
Crider, Mr. David R. Milroy and Mr. Mark M. Egan.   Mr.
Reams, as chief investment officer, is involved in  all
aspects  of  the  firm's  investment  activities  on  a
strategic  level.  The firm's global economic  forecast
is a collaborative effort by Mr. Reams, Mr. Crider, the
firm's  senior  fixed  income  portfolio  manager,  Mr.
Milroy, the firm's senior equity portfolio manager  and
Mr.  Egan,  the  firm's  fixed- income    portfolio
manager.   The  prior  five  year  business  experience
history for these individuals is as follows:  Mr. Reams
has  been President of Reams from April, 1994 until the
present  and  was  President of Reams Asset  Management
Company,  Inc. until March, 1994; Mr. Crider  has  been
Senior  Vice  President, Fixed  Income  Management,  of
Reams  since  April,  1994 until the  present  and  was
Senior  Vice  President, Fixed  Income  Management,  of
Reams  Asset  Management, Inc. until March,  1994;  Mr.
Milroy   has   been   Senior  Vice  President,   Equity
management,  of  Reams  since  April,  1994,  was  Vice
President and Senior Vice President, Equity Management, of Reams Asset Management Company, Inc. from

June, 1990
until March, 1994, and was Portfolio Manager of Loomis,
Sayles  &  Co. until May, 1990; and Mr. Egan  has  been
Vice President, Portfolio Manager of Reams since April,
1994,  was Vice President, Portfolio Manager, of  Reams
Asset  Management Company, Inc. from June,  1990  until
March,  1994,  and  was Portfolio Manager  of  National
Investment  Services,  until  May,  1990.   The  global
economic forecast is incorporated into the construction
of   scenarios   firm-wide.   With   respect   to   the
Opportunity   Fund,  the  portfolio   management   team
approves    scenarios   established   for    individual
securities  submitted by each analyst,  and  makes  the
final  buy  and  sell decisions.  With respect  to  the
Total  Return  Bond  Fund, the fixed  income  portfolio
managers  implement  decisions on  a  team  basis  with
respect  to  the Fund's portfolio structure  and  issue
selection.   Portfolio strategy is reviewed  weekly  by
the fixed income committee.


                     HOW TO PURCHASE SHARES

     Shares of the Funds are sold on a continuous basis
at  the next offering price after receipt of the  order
by  the Fund.  This price is the net asset value of the
Fund  and  is  determined as of the  close  of  trading
(currently  4:00 p.m., Eastern Standard Time)  on  each
day   the  New  York  Stock  Exchange  is  open.    See
"DETERMINATION OF NET ASSET VALUE."  The price at which
your  purchase will be effected is based on the  Fund's
net asset value next determined after the Fund receives
your request in proper form.  A confirmation indicating
the  details  of the transaction will be  sent  to  you
promptly.   Shares  are credited to your  account,  but
certificates are not issued. However, you will have full shareholder rights.

     The  minimum initial investment required  by  each
Fund  is $100,000.  Subsequent investments may be  made
by mail or wire with a minimum subsequent investment of
$1,000.   Each  Fund reserves the right  to  change  or
waive these minimums at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of purchases.

     If you purchase shares of either Fund by check and request the redemption of such shares within 15 days of the initial purchase, the Fund will not forward the portion of your redemption proceeds which has not been collected by the Fund. This is a security precaution only and does not affect your investment.

Initial Investment - Minimum $100,000

     You may purchase shares of the Funds by completing
an  application and mailing it along with  a  check  or
money order payable to "Frontegra Funds" to:  Frontegra
Funds,  Inc., c/o Sunstone Financial Group, Inc.,  P.O.
Box   2142,   Milwaukee,  Wisconsin  53201-2142.    For
overnight deliveries, please use 207 E. Buffalo Street,
Suite 315, Milwaukee, Wisconsin 53202.  Purchases  must
be made in U.S. dollars and all checks must be drawn on
a U.S. bank.  If your check does not clear, you will be
charged   a  $20  service  fee.   You  will   also   be
responsible  for any losses suffered by  a  Fund  as  a
result.   All  applications to purchase shares  of  the
Funds are subject to acceptance by the Company and are not binding until so accepted. The Company reserves the right to decline to accept a purchase order application in whole or in part.

     In  addition, you may purchase shares of the Funds
by  wire.  To establish a new account by wire transfer,
please call the Transfer Agent at 1-888-825-2100.   The
Transfer Agent will assign an account number to you at that time. Funds should be wired through the Federal
Reserve System as follows:

            United Missouri Bank
            ABA Number 101000 695
            For credit to Frontegra Funds, Inc.
            Account Number 9870610221
            For further credit to Frontegra Funds, Inc.
            (investor account number)
            (name or account registration)
            (social  security  or  tax  identification number)
            (identify which Fund to purchase)

The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Subsequent Investments - Minimum $1,000

     Additions to your account in amounts of $1,000  or
more  may  be made by mail or by wire.  When making  an
additional purchase by mail, enclose a check payable to
"Frontegra  Funds" along with the Additional Investment
Form  provided  on the lower portion  of  your  account
statement.   To  make an additional purchase  by  wire,
please follow the instructions listed above.


                      HOW TO REDEEM SHARES

     You  may request redemption of part or all of your
Fund shares at any time.  The price you receive will be
the  net  asset  value next determined after  the  Fund
receives  your  request  in  proper  form.   Once  your
redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven days after receipt of a redemption request.
However, the Fund may hold payment of that portion of an investment which was made by check which has not been collected.

Written Redemption

     To  request  redemption of Fund shares,  you  must
furnish  a written, unconditional request to: Frontegra
Funds,  Inc., c/o Sunstone Financial Group, Inc.,  P.O.
Box 2142, Milwaukee, Wisconsin 53201-2142.  For written
redemption requests sent via overnight delivery, please
use  207  E.  Buffalo  Street,  Suite  315,  Milwaukee,
Wisconsin  53202.   The  request  must  (i)  be  signed
exactly  as  the shares are registered,  including  the
signature of each owner and (ii) specify the number  of
Fund   shares   or  dollar  amount  to   be   redeemed.
Additional   documentation  may   be   requested   from
corporations, executors, administrators, trustees, guar
dians,   agents   or   attorneys-in-fact.    Redemption
proceeds may be wired to a commercial bank authorized on your account application. However, you will be charged a $9 service fee for such redemptions.

Signature Guarantees

      Signature  guarantees  are  required  for:    (i)
redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares and
(ii) redemption requests to be mailed or wired to other than the address of record. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.

     Your account may be terminated by a Fund on not less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $10,000.
Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven days of the redemption.


                       EXCHANGE PRIVILEGE

     You  may exchange your shares in a Fund for shares
in any other Fund of the Company at any time by written
request.   The value of the shares to be exchanged  and
the price of the shares being purchased will be the net
asset   value   next   determined  after   receipt   of
instructions for exchange.  An exchange from  one  Fund
to  another is treated the same as an ordinary sale and
purchase  for federal income tax purposes and you  will
realize a capital gain or loss.  This is not a tax-free
exchange.   Exchange requests should  be  directed  to:
Frontegra  Funds,  Inc., c/o Sunstone Financial  Group,
Inc.,  P.O.  Box 2142, Milwaukee, Wisconsin 53201-2142.
For   written  exchange  requests  sent  via  overnight
delivery, please use 207 E. Buffalo Street, Suite  315,
Milwaukee, Wisconsin 53202.  Exchange requests  may  be
subject  to  limitations, including those  relating  to
frequency, that may be established from time to time to
ensure that the exchanges do not disadvantage the Funds
or  their investors.  The Company reserves the right to
modify  or  terminate the exchange  privilege  upon  60
days' written notice to each shareholder prior to the modification or termination taking effect.

                 TAX-SHELTERED RETIREMENT PLANS

     The  Company offers through its Custodian,  United
Missouri Bank, n.a., certain qualified retirement plans
for    adoption    by   individuals   and    employers.
Participants in these plans can accumulate shares of  a
Fund  on a tax-deferred basis.  Contributions to  these
plans  are  tax-deductible  as  provided  by  law   and
earnings are tax-deferred until distributed.

Individual Retirement Account

     Individuals  who  receive compensation  or  earned
income,  even  if  they are active  participants  in  a
qualified   retirement   plan   (or   certain   similar
retirement  plans),  may  establish  their   own   tax-
sheltered  Individual Retirement Account ("IRA").   The
Company offers a prototype IRA plan which may be adopted by individuals to establish a new IRA or to roll-over funds from an existing IRA. There may be a charge for establishing an IRA account and there is also an annual maintenance fee.

     Earnings on amounts held in an IRA are not taxed until withdrawn. However, the amount of deduction, if any, allowed for IRA contributions is limited for an individual who is, or whose spouse is, an active participant in an employer-sponsored retirement plan and whose income exceeds specific limits.

Simplified Employee Pension Plan

     The Company also offers a simplified employee pension ("SEP") plan for employers, including self-employed individuals, who wish to purchase Fund shares with tax-deductible contributions. Under the SEP plan, employer contributions are made directly to the IRA accounts of eligible participants.

    A complete description of the above plans and other
plans, including 401(k) plans, as well as a description
of  the  applicable  service fees may  be  obtained  by
calling,   toll-free,  1-888-825-2100  or  writing   to
Frontegra  Funds, Inc. at 400 Skokie Blvd., Suite  500,
Northbrook, Illinois 60062. Please note that early withdrawals from a retirement plan may result in adverse tax consequences.


    DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

     Each  Fund  intends  to operate  as  a  "Regulated
Investment Company" under Subchapter M of the  Internal
Revenue  Code,  and therefore will not  be  liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed on a timely basis.   For federal income tax
purposes,  all  dividends paid by  the  Funds  and  net
realized  short-term  capital  gains  are  taxable   as
ordinary income whether reinvested or received in  cash
unless  you are exempt from taxation or entitled  to  a
tax  deferral.  Distributions paid by a Fund  from  net
realized  long-term capital gains, whether received  in
cash or reinvested in additional shares, are taxable as
a  capital gain unless you are exempt from taxation  or
entitled  to a tax deferral.  The capital gain  holding
period is determined by the length of time the Fund has
held  the security and not the length of time you  have
held  shares  in  the  Fund.   Investors  are  informed
annually  as to the amount and nature of all  dividends
and  capital  gains paid during the prior  year.   Such
capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     Dividends are usually distributed annually by  the
Opportunity Fund and quarterly by the Total Return Bond
Fund.   Capital gains are usually distributed  annually
in  December.   When  a dividend  or  capital  gain  is
distributed, a Fund's net asset value decreases by  the
amount  of the payment.  If you purchase shares shortly
before  a  distribution,  you  will,  nonetheless,   be
subject  to  income  taxes on  the  distribution,  even
though   the  value  of  your  investment  (plus   cash
received,  if any) remains the same.  All dividends  or
capital   gain  distributions  will  automatically   be
reinvested  in  shares  of  the  Funds  at   the   then
prevailing   net   asset  value  unless   an   investor
specifically requests that either dividends or  capital
gains or both be paid in cash.  The election to receive
dividends  or reinvest them may be changed  by  writing
to:  Frontegra  Funds,  Inc.,  c/o  Sunstone  Financial
Group, Inc., P.O. Box 2142, Milwaukee, Wisconsin 53201-
2142.    For
overnight  deliveries,  please  use   207
E.  Buffalo  Street,  Suite 315,  Milwaukee,  Wisconsin
53202. Such notice must be received at least five days prior to the record date of any dividend or capital gain distribution.

     If  you  do  not furnish a Fund with your  correct
social   security  number  or  employer  identification
number, the Fund is required by federal law to withhold
federal   income   tax  from  your  distributions   and
redemption proceeds at a rate of 31%.

      This  section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.

                         FUND EXPENSES

     Each  Fund  is  responsible for its own  expenses,
including, without limitation: interest charges; taxes;
brokerage    commissions;   organizational    expenses;
expenses  of registering or qualifying shares for  sale
with  the states and the SEC; expenses of issue,  sale,
repurchase   or  redemption  of  shares;  expenses   of
printing  and distributing prospectuses and annual  and
semi-annual  reports to existing shareholders;  charges
of custodians; expenses for accounting, administrative,
audit,  and legal services; fees for directors who  are
not  interested  persons  of  Frontegra;  expenses   of
fidelity bond coverage and other insurance; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.


                DETERMINATION OF NET ASSET VALUE

    Each Fund's net asset value per share is determined
as  of  the  close  of  trading (currently  4:00  p.m.,
Eastern  Standard Time) on each day the New York  Stock
Exchange  is  open  for business.  A Fund's  net  asset
value may not be calculated on days during which a Fund
receives no orders to purchase shares and no shares are
tendered for redemption.  Net asset value is calculated
by  taking  the fair value of the Fund's total  assets,
including  interest or dividends accrued, but  not  yet
collected,  less all liabilities, and dividing  by  the
total   number  of  shares  outstanding.   The  result,
rounded to the nearest cent, is the net asset value per
share.   In  determining net asset value, expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last trade price  on
the  national  securities exchange or Nasdaq  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
Nasdaq for which there were no transactions on a  given
day  or  securities not listed on a national securities
exchange  or Nasdaq are valued at the most  recent  bid
prices.   Debt  securities  are  valued  by  a  pricing
service   that  utilizes  electronic  data   processing
techniques to determine values for normal institutional-
sized  trading units of debt securities without  regard
to the existence of sale or bid prices when such values
are  believed  by Reams to reflect more accurately  the
fair market value of such securities; otherwise, actual
sale  or  bid prices are used.  Debt securities  having
remaining  maturities of 60 days or less when purchased
are  valued by the amortized cost method when the Board
of  Directors determines that the fair market value  of
such  securities is their amortized cost.   Under  this
method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors or its delegate.


                      SHAREHOLDER REPORTS

     You will be provided at least semi-annually with a
report  showing the Fund's holdings and annually  after
the  close  of  the Company's fiscal year,  which  ends
October  31,  with an annual report containing  audited
financial  statements.  An individual account statement
will  be  sent to you by the Transfer Agent after  each
purchase or redemption of Fund shares as well as  on  a
monthly  basis.   You  will  also  receive  an   annual
statement after the end of the calendar year listing all transactions during such year.

     If  you have questions about your account(s),  you
should  call  the Funds' Transfer Agent  at  1-847-509-
9860.   Investors who have general questions about  the
Funds or the Company or desire additional information should write to Frontegra Funds, Inc., 400 Skokie Blvd,
Suite 500, Northbrook, Illinois 60062.

                          ORGANIZATION

    The Company was organized as a Maryland corporation on May 24, 1996. The Company is authorized to issue
300,000,000, $.01 par value shares, in addition to the 100,000,000, $.01 par value shares of the Total Return
Bond Fund and the 100,000,000, $.01 par value shares of the Opportunity Fund. The assets belonging to each Fund will be held separately by the Custodian, and if the Company issues additional series, each additional series will be held separately. In effect, each series will be a separate fund.

     Each share, irrespective of series, is entitled to
one  vote on all questions, except that certain matters
must  be  voted on separately by the series  of  shares
affected,  and  matters affecting only one  series  are
voted  upon  only  by that series.   Shares  have  non-
cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors.

     The Company will not hold annual shareholders meetings except when required by the Investment Company
Act of 1940. The Company has adopted procedures in its Bylaws for the removal of Directors by the shareholders as well as by the Board of Directors. As of September
30, 1996, Frontegra and Reams each owned a controlling interest in the Company.


               ADMINISTRATOR AND FUND ACCOUNTANT

     Pursuant  to an Administration and Fund Accounting
Agreement,   Sunstone  Financial   Group,   Inc.   (the
"Administrator"), 207 East Buffalo Street,  Suite  400,
Milwaukee,  Wisconsin 53202, calculates the  daily  net
asset  value  of  each Fund and provides administrative
services   (which  include  clerical,  compliance   and
regulatory  services such as filing all federal  income
and  excise  tax returns and state income tax  returns,
assisting  with regulatory filings, preparing financial
statements and monitoring expense accruals).   For  the
foregoing, the Administrator receives from the Funds  a
fee,  computed daily and payable monthly based on  each
Fund's  average net assets at the annual rate  of  17.5
basis points on the first $50,000,000 of average net assets and 4.0 basis points of average net assets in excess of $50,000,000, subject to an annual minimum of $60,000 per Fund, plus out of pocket expenses.


                  CUSTODIAN AND TRANSFER AGENT

     United  Missouri  Bank, n.a.,  928  Grand  Avenue,
Kansas  City, Missouri 64141 acts as Custodian of  each
Fund's  assets.  Sunstone Investor Services,  LLC,  207
E. Buffalo Street, Suite 315, P.O. Box 2142, Milwaukee,
Wisconsin 53201-2142 acts as Dividend-Disbursing and Transfer Agent for the Funds.


                COMPARISON OF INVESTMENT RESULTS

     Each Fund may from time to time compare its investment results to various passive indices or other mutual funds and cite such comparisons in reports to shareholders, sales literature, and advertisements.
The results may be calculated on the basis of average annual total return, total return or cumulative total return.

    All total return figures assume the reinvestment of
all  dividends  and  measure the net investment  income
generated  by,  and  the effect of,  any  realized  and
unrealized   appreciation  or   depreciation   of   the
underlying investments in each Fund over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period.
Total return figures are not annualized and represent the aggregate percentage or dollar value change over the period. Cumulative total return simply reflects a Fund's performance over a stated period of time.

     Quotations of yield for the Total Return Bond Fund will be based on the net investment income per share
(as defined by the SEC) during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period, and will be computed by dividing net investment income by the public offering price per share on the last day of the period.

      Average   annual  total  return,  total   return,
cumulative total return, and yield are based  upon  the
historical results of the respective Fund and  are  not
necessarily representative of the future performance of
the   Fund.   Additional  information  concerning   the
performance of each Fund appears in the Statement of Additional Information.

The  Company reserves the right to change  any  of  the
policies,  practices and procedures described  in  this
Prospectus  with respect to either Fund, including  the
Statement    of    Additional   Information,    without
shareholder approval except in those instances where shareholder approval is expressly required.

DIRECTORS

William D. Forsyth III
Thomas J. Holmberg, Jr.
David L. Heald


OFFICERS

William D. Forsyth III
Thomas J. Holmberg, Jr.


INVESTMENT ADVISER

Frontegra Asset Management, Inc.
400 Skokie Blvd.
Suite 500
Northbrook, IL  60062


SUB-ADVISER

Reams Asset Management Company, LLC
227 Washington Street
Columbus, IN  47201


CUSTODIAN

United Missouri Bank, n.a.
928 Grand Avenue
Kansas City, Missouri 64141


DIVIDEND-DISBURSING AND TRANSFER AGENT

Sunstone Investor Services, LLC
207 East Buffalo Street, Suite 315
P.O. Box 2142
Milwaukee, WI  53201-2142


ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, WI  53202

AUDITORS

Ernst & Young, LLP
Sears Tower
233 South Wacker Drive
Chicago, IL  60606-6301


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI  53202

              STATEMENT OF ADDITIONAL INFORMATION

                     FRONTEGRA FUNDS, INC.
                Frontegra Total Return Bond Fund
                   Frontegra Opportunity Fund

                        400 Skokie Blvd.
                           Suite 500
                   Northbrook, Illinois  60062

                         1-888-825-2100



      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Frontegra Funds, Inc. (the "Company"), dated __________, 1996. Requests for copies of the Prospectus should be made by writing to the Company at the address listed above; or by calling 1-888-825-2100.


This Statement of Additional Information is dated ________, 1996.

                       TABLE OF CONTENTS

                                                         Page No.
INVESTMENT RESTRICTIONS                                         1
INVESTMENT POLICIES AND TECHNIQUES                              3
   Illiquid Securities                                          3
   Short-Term Fixed Income Securities                           4
   Short Sales Against the Box                                  5
   Warrants                                                     5
   Variable- or Floating-Rate Securities                        6
   When-Issued Securities                                       7
   Unseasoned Companies                                         7
   Non-Investment Grade Debt Securities (Junk Bonds)            7
   Hedging Strategies                                           9
   Foreign Investment Companies                                17
   Depositary Receipts                                         17
   Lending of Portfolio Securities                             18
   Mortgage-and Asset-Backed Securities                        18
   Mortgage Dollar Rolls and Reverse Repurchase
   Agreements                                                  19
   Repurchase Agreements                                       20
DIRECTORS AND OFFICERS                                         20
PRINCIPAL SHAREHOLDERS                                         22
INVESTMENT ADVISER                                             22
FUND TRANSACTIONS AND BROKERAGE                                23
CUSTODIAN                                                      24
AGENT AND DIVIDEND-DISBURSING AGENT                            25
TAXES                                                          25
DETERMINATION OF NET ASSET VALUE                               25
SHAREHOLDER MEETINGS                                           25
PERFORMANCE INFORMATION                                        26
   Total Return                                                26
   Yield                                                       27
   Volatility                                                  27
   Comparisons                                                 28
INDEPENDENT AUDITORS                                           28
FINANCIAL STATEMENTS                                           29
APPENDIX - BOND RATINGS                                       A-1

No  person  has been authorized to give any information
or   to  make  any  representations  other  than  those
contained in this Statement of Additional Information and the Prospectus dated ________, 1996, and if given or made, such information or representations may not be relied upon as having been authorized by the Company.
This Statement of Additional Information does not constitute an offer to sell securities in any state to any person to whom it is unlawful to make such offer in such state.

                    INVESTMENT RESTRICTIONS

      The  investment objective of the Frontegra  Total
Return  Bond Fund (the "Total Return Bond Fund")  is  a
high  level  of  total  return,  consistent  with   the
preservation of capital. The investment objective of the Frontegra Opportunity Fund (the "Opportunity Fund") is capital appreciation. The investment objective and policies of each Fund are described in detail in the Prospectus under the captions "Total Return Bond Fund" and "Opportunity Fund".

      The following is a complete list of each Fund's fundamental investment limitations which cannot be changed without shareholder approval.

     Each Fund:

       1.May  not  with  respect to 75%  of  its  total
       assets,  purchase the securities of  any  issuer
       (except securities issued or guaranteed  by  the
       U.S.    government    or   its    agencies    or
       instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer or
       (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

       2.May (i) borrow money from banks and (ii)  make
       other    investments   or   engage   in    other
       transactions  permissible under  the  Investment
       Company  Act of 1940 (the "1940 Act") which  may
       involve   a   borrowing,   provided   that   the
       combination of (i) and (ii) shall not exceed 33-
       1/3%  of  the  value of the Fund's total  assets
       (including  the  amount  borrowed),   less   the
       Fund's   liabilities  (other  than  borrowings).
       The  Fund  may  also  borrow  money  from  other
       Frontegra Funds or other persons to the extent permitted by applicable law.

       3.May not issue senior securities, except as permitted under the 1940 Act.

       4.May  not  act  as  an underwriter  of  another
       issuer's  securities, except to the  extent  the
       Fund  may be deemed to be an underwriter  within
       the  meaning of the Securities Act  of  1933  in
       connection  with  the  purchase  and   sale   of
       portfolio securities.

       5.May  not purchase or sell physical commodities
       unless  acquired  as a result  of  ownership  of
       securities  or  other  instruments   (but   this
       limitation  shall  not  prevent  the  Fund  from
       purchasing    or   selling   options,    futures
       contracts,  or other derivative instruments,  or
       from    investing   in   securities   or   other
       instruments backed by physical commodities).

       6.May not make loans if, as a result, more  than
       33-1/3%  of  the  Fund's total assets  would  be
       lent  to  other  persons,  except  through   (i)
       purchases  of  debt  securities  or  other  debt
       instruments  or  (ii)  engaging  in   repurchase
       agreements.

       7.May  not purchase the securities of any issuer
       if,  as  a  result, more than 25% of the  Fund's
       total   assets   would  be   invested   in   the
       securities of issuers, the principal business activities of which are in the same industry.

       8.May  not  purchase or sell real estate  unless
       acquired  as a result of ownership of securities
       or  other instruments (but this limitation shall
       not   prohibit  the  Fund  from  purchasing   or
       selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

       9.May,  notwithstanding  any  other  fundamental
       investment policy or restriction, invest all  of
       its  assets in the securities of a single  open-
       end    management   investment   company    with
       substantially the same fundamental investment objective, policies, and restrictions as the Fund.

      With  the exception of the investment restriction
set out in item 2 above, if a percentage restriction is
adhered  to at the time of investment, a later increase
in  percentage resulting from a change in market  value
of   the  investment  or  the  total  assets  will  not
constitute a violation of that restriction.

      The following are the Funds' non-fundamental operating policies which may be changed by the Board of Directors of the Company (the "Board of Directors") without shareholder approval.

     Each Fund may not:

       1.Sell  securities short, unless the  Fund  owns
       or   has   the   right   to  obtain   securities
       equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

       2.Purchase  securities on  margin,  except  that
       the  Fund may obtain such short-term credits  as
       are    necessary    for   the    clearance    of
       transactions, and provided that margin  deposits
       in  connection  with futures contracts,  options
       on   futures   contracts,  or  other  derivative
       instruments  shall  not  constitute   purchasing
       securities on margin.

       3.Invest in illiquid securities if, as a  result
       of  such  investment, more than 15% of  its  net
       assets    would   be   invested   in    illiquid
       securities, or such other amounts as may be permitted under the 1940 Act.

       4.Purchase   securities  of   other   investment
       companies  except in compliance  with  the  1940
       Act and applicable state law.

       5.Invest all of its assets in the securities  of
       a  single open-end investment management company
       with    substantially   the   same   fundamental
       investment objective, restrictions and policies as the Fund.

       6.Purchase  the securities of any issuer  (other
       than   securities   issued  or   guaranteed   by
       domestic  or  foreign governments  or  political
       subdivisions  thereof) if,  as  a  result,  more
       than  5%  of its total assets would be  invested
       in  the  securities of issuers  that,  including
       predecessor or unconditional guarantors, have  a
       record  of  less than three years of  continuous
       operation.   This  policy  does  not  apply   to
       securities of pooled investment vehicles or mortgage or asset-backed securities.

       7.Invest in direct interests in oil, gas, or other mineral exploration programs or leases;
       however, the Fund may invest in the securities of issuers that engage in these activities.

       8.Engage  in  futures  or  options  on   futures
       transactions  which  are impermissible  pursuant
       to  Rule  4.5  under the Commodity Exchange  Act
       and,  in  accordance  with Rule  4.5,  will  use
       futures   or  options  on  futures  transactions
       solely   for   bona  fide  hedging  transactions
       (within  the  meaning of the Commodity  Exchange
       Act),  provided, however, that the Fund may,  in
       addition to bona fide hedging transactions,  use
       futures  and options on futures transactions  if
       the   aggregate  initial  margin  and   premiums
       required  to establish such positions, less  the
       amount  by which any such options positions  are
       in   the  money  (within  the  meaning  of   the
       Commodity  Exchange Act), do not  exceed  5%  of
       the  Fund's  net assets.  In addition,  (i)  the
       aggregate  value  of securities underlying  call
       options  on  securities written by the  Fund  or
       obligations
       underlying   put    options    on
       securities written by the Fund determined as  of
       the  date  the  options  are  written  will  not
       exceed  50% of the Fund's net assets;  (ii)  the
       aggregate   premiums   paid   on   all   options
       purchased  by the Fund and which are being  held
       will  not  exceed 20% of the Fund's net  assets;
       (iii)  the  Fund will not purchase put  or  call
       options, other than hedging positions if,  as  a
       result  thereof,  more  than  5%  of  its  total
       assets  would  be  so  invested;  and  (iv)  the
       aggregate  margin  deposits  required   on   all
       futures and options on futures transactions being held will not exceed 5% of the Fund's total assets.

       9.Pledge,  mortgage  or hypothecate  any  assets
       owned by the Fund except as may be necessary  in
       connection   with  permissible   borrowings   or
       investments  and then such pledging, mortgaging,
       or  hypothecating may not exceed 33-1/3% of  the
       Fund's   total  assets  at  the  time   of   the
       borrowing or investment.

       10. Purchase warrants, valued at the lower of cost or market value, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on any stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

       11.   Borrow  money, except (i)  from  banks  or
       (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

       12.    Make  any  loans  other  than  loans   of
       portfolio   securities,   except   through   (i)
       purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.


               INVESTMENT POLICIES AND TECHNIQUES



       The   following   information  supplements   the
discussion   of   the  Funds'  investment   objectives,
policies, and techniques that are described in the Prospectus under the captions "Total Return Bond Fund," and "Opportunity Fund," and "INVESTMENT TECHNIQUES
AND RISKS."

Illiquid Securities

     The Funds may invest in illiquid securities (i.e.,
securities  that  are  not  readily  marketable).   For
purposes   of  this  restriction,  illiquid  securities
include,  but are not limited to, restricted securities
(securities  the  disposition of  which  is  restricted
under  the  federal securities laws), securities  which
may  only  be  resold pursuant to Rule 144A  under  the
Securities  Act  of 1933, as amended  (the  "Securities
Act"),  and  repurchase agreements with  maturities  in
excess  of  seven  days.  However,  neither  Fund  will
acquire  illiquid  securities if,  as  a  result,  such
securities would comprise more than 15% of the value of
the  Fund's net assets.  The Opportunity Fund does  not
currently  intend to invest more than  5%  of  its  net
assets  in  illiquid securities.  Rule 144A  securities
will be treated as illiquid securities, subject to  the
liquidity  guidelines.  The Board of Directors  or  its
delegate  has  the ultimate authority to determine,  to
the  extent  permissible under the  federal  securities
laws,  which  securities  are liquid  or  illiquid  for
purposes   of  this  15%  limitation.   The  Board   of
Directors  has delegated to Frontegra Asset Management,
Inc. ("Frontegra") the day-to-day determination of  the
liquidity  of  any security, although it  has  retained
oversight   and   ultimate  responsibility   for   such
determinations.    Although  no  definitive   liquidity
criteria  are used, the Board of Directors has directed
Frontegra to look to such factors as (i) the nature  of
the  market for a security (including the institutional
private  resale  market), (ii)  the  terms  of  certain
securities  or  other  instruments  allowing  for   the
disposition  to  a  third party or the  issuer  thereof
(e.g.,   certain  repurchase  obligations  and   demand
instruments),   (iii)   the  availability   of   market
quotations (e.g., for securities quoted in the PORTAL system) and (iv) other permissible relevant factors.

       Restricted  securities  may  be  sold  only   in
privately  negotiated  transactions  or  in  a   public
offering with respect to which a registration statement
is   in   effect  under  the  Securities  Act.    Where
registration  is required, a Fund may be  obligated  to
pay  all  or  part of the registration expenses  and  a
considerable period may elapse between the time of  the
decision to sell and the time the Fund may be permitted
to  sell  a  security  under an effective  registration
statement.   If,  during such a period, adverse  market
conditions  were to develop, the Fund  might  obtain  a
less favorable price than that which prevailed when  it
decided to sell.  Restricted securities will be  priced
at  fair value as determined in good faith by the Board
of   Directors.    If,  through  the  appreciation   of
restricted   securities   or   the   depreciation    of
unrestricted securities, the Opportunity Fund  and  the
Total  Return  Bond Fund should be in a position  where
more  than  5% and 15% of the value of their respective
net   assets   are  invested  in  illiquid  securities,
including restricted securities which are not readily marketable, the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Short-Term Fixed Income Securities

      The  Total  Return Bond Fund may  invest  without
limitation   in  cash  and  short-term   fixed   income
securities.  The Opportunity Fund may invest up to  20%
of its total assets in cash and short-term fixed income
securities for any purpose and up to 100% of its  total
assets   may  be  invested  in  such  instruments   for
temporary defensive purposes. Short-term fixed income securities are defined to include without limitation, the following:

       1.U.S.  government securities, including  bills,
       notes  and  bonds differing as to  maturity  and
       rates  of  interest, which are either issued  or
       guaranteed  by  the  U.S. Treasury  or  by  U.S.
       government agencies or instrumentalities.   U.S.
       government  agency securities include securities
       issued    by:     (a)   the   Federal    Housing
       Administration,   Farmers  Home  Administration,
       Export-Import  Bank of the United States,  Small
       Business   Administration  and  the   Government
       National  Mortgage Association, whose securities
       are  supported by the full faith and  credit  of
       the  United  States; (b) the Federal  Home  Loan
       Banks,  Federal  Intermediate Credit  Banks  and
       the    Tennessee    Valley   Authority,    whose
       securities  are supported by the  right  of  the
       agency  to  borrow from the U.S.  Treasury;  (c)
       the   Federal   National  Mortgage  Association,
       whose   securities   are   supported   by    the
       discretionary  authority of the U.S.  government
       to  purchase certain obligations of  the  agency
       or  instrumentality; and (d)  the  Student  Loan
       Marketing  Association,  whose  securities   are
       supported  only by its credit.  While  the  U.S.
       government  provides financial support  to  such
       U.S.     government-sponsored    agencies     or
       instrumentalities,  no assurance  can  be  given
       that  it  always will do so since it is  not  so
       obligated  by  law.   The U.S.  government,  its
       agencies  and instrumentalities do not guarantee
       the   market  value  of  their  securities   and
       consequently  the value of such  securities  may
       fluctuate.

       2.Certificates of Deposit issued  against  funds
       deposited  in  a  bank  or  savings   and   loan
       association.   Such  certificates  are   for   a
       definite  period of time, earn a specified  rate
       of  return and are normally negotiable.  If such
       certificates   of  deposit  are  non-negotiable,
       they will be considered illiquid securities  and
       be   subject  to  each  Fund's  restriction   on
       investments  in  illiquid securities.   Pursuant
       to   the  certificate  of  deposit,  the  issuer
       agrees   to   pay  the  amount  deposited   plus
       interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000;
       therefore, certificates of deposit purchased by a Fund may not be fully insured.

       3.Bankers'   acceptances  which  are  short-term
       credit  instruments  used to finance  commercial
       transactions.   Generally, an  acceptance  is  a
       time draft drawn on a bank by an exporter or  an
       importer  to obtain a stated amount of funds  to
       pay  for  specific merchandise.   The  draft  is
       then  "accepted"  by  a bank  that,  in  effect,
       unconditionally  guarantees  to  pay  the   face
       value  of  the instrument on its maturity  date.
       The   acceptance  may  then  be  held   by   the
       accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

       4.Repurchase agreements which involve  purchases
       of  debt securities.  In such an action, at  the
       time   a   Fund   purchases  the  security,   it
       simultaneously  agrees to resell  and  redeliver
       the   security   to   the   seller,   who   also
       simultaneously agrees to buy back  the  security
       at  a  fixed  price and time.   This  assures  a
       predetermined  yield  for the  Fund  during  its
       holding period since the resale price is  always
       greater than the purchase price and reflects  an
       agreed-upon  market rate.  Such  actions  afford
       an   opportunity   for  the   Fund   to   invest
       temporarily  available  cash.   The  Funds   may
       enter  into  repurchase  agreements  only   with
       respect  to  obligations of the U.S. government,
       its  agencies or instrumentalities, certificates
       of  deposit, or bankers acceptances in which the
       Funds may invest.  Repurchase agreements may  be
       considered  loans to the seller,  collateralized
       by  the underlying securities.  The risk to  the
       Funds  is  limited to the ability of the  seller
       to  pay  the  agreed-upon sum on the  repurchase
       date.   In  the event of default, the repurchase
       agreement  provides that the  affected  Fund  is
       entitled  to  sell  the  underlying  collateral.
       However,   if   the  value  of  the   collateral
       declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund monitors the value of the collateral at the time the transaction is entered into and at all times during the term of the repurchase agreement and does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund.
       If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

       5.Bank  time deposits, which are monies kept  on
       deposit   with   banks  or  savings   and   loan
       associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

       6.Commercial   paper  consists   of   short-term
       unsecured  promissory notes, including  variable
       rate  master demand notes issued by corporations
       to  finance  their  current operations.   Master
       demand  notes  are  direct lending  arrangements
       between a Fund and a corporation.  There  is  no
       secondary  market for the notes.  However,  they
       are   redeemable  by  the  Funds  at  any  time.
       The Funds  will consider the financial condition
       of  the  corporation (e.g., earning power,  cash
       flow    and    liquidity   ratios)   and    will
       continuously  monitor the corporation's  ability
       to   meet  all  of  its  financial  obligations,
       because a Fund's liquidity might be impaired  if
       the  corporation  were unable to  pay  principal
       and   interest   on  demand.    Investments   in
       commercial paper will be limited to commercial paper rated in the two highest categories by a major rating agency or unrated commercial paper which is, in the opinion of Frontegra, of comparable quality.

Short Sales Against the Box

      When  Reams  believes that  the  price  of  a
particular security held by the Total Return Bond  Fund
may  decline, it may make "short sales against the box"
to hedge the unrealized gain on such security.  Selling
short against the box involves selling a security which
the  Fund owns for delivery at a specified date in  the
future.   The  Total Return Bond Fund  will  limit  its
transactions in short sales against the box to 5% of its net assets.

Warrants

      Each Fund may invest in warrants if, after giving
effect thereto, not more than 5% of its net assets will
be invested in warrants other than warrants acquired in
units or attached to other securities.  Of such 5%, not
more than 2% of its assets at the time of purchase  may
be  invested in warrants that are not listed on the New
York  Stock  Exchange or the American  Stock  Exchange.
Investing  in  warrants is purely speculative  in  that
they  have no voting rights, pay no dividends and  have
no rights with respect to the assets of the corporation
issuing  them.   Warrants  basically  are  options   to
purchase  equity securities at a specific price  for  a
specific   period  of  time.   They  do  not
represent
ownership of the securities but only the right  to  buy
them.   Warrants  are  issued  by  the  issuer  of  the
security,  which  may be purchased on  their  exercise.
The prices of warrants do not necessarily parallel the prices of the underlying securities.

Variable- or Floating-Rate Securities

       The  Total  Return  Bond  Fund  may  invest   in
securities which offer a variable- or floating-rate  of
interest.    Variable-rate   securities   provide   for
automatic establishment of a new interest rate at fixed
intervals (e.g., daily, monthly, semi-annually,  etc.).
Floating-rate   securities   generally   provide    for
automatic adjustment of the interest rate whenever some
specified  interest rate index changes.   The  interest
rate  on  variable-  or  floating-rate  securities   is
ordinarily  determined  by  reference  to   or   is   a
percentage  of  a  bank's prime rate, the  90-day  U.S.
Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

      Variable-  or floating-rate securities frequently
include  a demand feature entitling the holder to  sell
the  securities to the issuer at par.  In  many  cases,
the  demand feature can be exercised at any time  on  7
days  notice;  in  other cases, the demand  feature  is
exercisable at any time on 30 days notice or on similar
notice  at  intervals of not more than one year.   Some
securities  which  do  not have  variable  or  floating
interest  rates  may be accompanied by  puts  producing
similar   results  and  price  characteristics.    When
considering the maturity of any instrument which may be sold or put to the issuer or a third party, the Fund may consider that instrument's maturity to be shorter than its stated maturity.

      Variable-rate demand notes include master  demand
notes  which  are obligations that permit the  Fund  to
invest  fluctuating  amounts, which  may  change  daily
without   penalty,  pursuant  to  direct   arrangements
between  the  Fund, as lender, and the  borrower.   The
interest  rates on these notes fluctuate from  time  to
time.   The issuer of such obligations normally  has  a
corresponding right, after a given period, to prepay in
its  discretion the outstanding principal amount of the
obligations  plus  accrued interest  upon  a  specified
number   of  days'  notice  to  the  holders  of   such
obligations.   The  interest rate  on  a  floating-rate
demand  obligation  is based on a known  lending  rate,
such   as   a  bank's  prime  rate,  and  is   adjusted
automatically  each time such rate  is  adjusted.   The
interest  rate on a variable-rate demand obligation  is
adjusted    automatically   at   specified   intervals.
Frequently, such obligations are secured by letters  of
credit or other credit support arrangements provided by
banks.  Because  these obligations are  direct  lending
arrangements between the lender and borrower, it is not
contemplated  that such instruments will  generally  be
traded.    There   generally  is  not  an   established
secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      The  Total Return Bond Fund will not invest  more
than   5%   of   its  net  assets  in   variable-   and
floating-rate demand obligations that are  not  readily
marketable   (a   variable-  or  floating-rate   demand
obligation  that may be disposed of on  not  more  than
seven days notice will be deemed readily marketable and
will  not be subject to this limitation).  In addition,
each  variable- or floating-rate obligation  must  meet
the  credit quality requirements applicable to all  the
Fund's  investments  at  the time  of  purchase.   When
determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

       In   determining  the  Fund's  weighted  average
portfolio  maturity, the Fund will consider a  floating
or  variable rate security to have a maturity equal  to
its  stated maturity (or redemption date if it has been
called for redemption), except that it may consider (i)
variable  rate securities to have a maturity  equal  to
the period remaining until the next readjustment in the
interest rate, unless subject to a demand feature, (ii)
variable rate securities subject to a demand feature to
have  a  remaining maturity equal to the longer of  (a)
the  next readjustment in the interest rate or (b)  the
period  remaining until the principal can be  recovered
through  demand,  and  (iii) floating  rate  securities
subject to a
demand feature to have a maturity equal to
the  period  remaining  until  the  principal  can   be
recovered through demand. Variable and floating rate securities generally are subject to less principal fluctuation than securities without these attributes since the securities usually trade at par following the readjustment in the interest rate.

When-Issued Securities

      The  Total Return Bond Fund may from time to time
purchase  securities  on  a "when-issued"  basis.   The
price of securities purchased on a when-issued basis is
fixed  at the time the commitment to purchase is  made,
but  delivery and payment for the securities take place
at  a later date.  Normally, the settlement date occurs
within  45  days  of the purchase.  During  the  period
between the purchase and settlement, no payment is made
by the Fund to the issuer and no interest is accrued on
debt  securities or dividend income is earned on equity
securities.  Forward commitments involve a risk of loss
if  the  value of the security to be purchased declines
prior to the settlement date, which risk is in addition
to  the  risk  of decline in value of the Fund's  other
assets.  While when-issued securities may be sold prior
to  the  settlement date, the Fund intends to  purchase
such  securities with the purpose of actually acquiring
them.   At  the  time the Fund makes the commitment  to
purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that net asset value will be adversely affected by purchases of securities on a when-issued basis.

      The  Fund  will  maintain cash,  U.S.  government
securities  and  liquid securities equal  in  value  to
commitments    for   when-issued   securities.     Such
segregated  securities  either  will  mature   or,   if
necessary,  be  sold on or before the settlement  date.
When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves
(which may have a market value greater or less than the Fund's payment obligation).

Unseasoned Companies

      Neither Fund may invest more than 5% of  its  net
assets   in   unseasoned  companies.    While   smaller
companies  generally have potential for  rapid  growth,
they  often involve higher risks because they lack  the
management  experience,  financial  resources,  product
diversification  and  competitive strengths  of  larger
corporations.   In  addition, in  many  instances,  the
securities  of smaller companies are traded only  over-
the-counter  or  on regional securities exchanges,  and
the   frequency   and  volume  of  their   trading   is
substantially less than is typical of larger companies.
Therefore, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Funds may have to sell portfolio holdings of small companies at discounts from quoted prices or may have to make a series of smaller sales over an extended period of time due to the trading volume in smaller company securities.

Non-Investment Grade Debt Securities (Junk Bonds)

     The Total Return Bond Fund may invest up to 25% of
its net assets in junk bonds.  While generally offering
higher  yields  than investment grade  securities  with
similar    maturities,   non-investment   grade    debt
securities   involve  greater  risks,   including   the
possibility  of  default  or  bankruptcy.    They   are
regarded  as predominantly speculative with respect  to
the   issuer's  capacity  to  pay  interest  and  repay
principal.    The   special  risk   considerations   in
connection  with  investments in these  securities  are
discussed  below.   Refer  to  the  Appendix  of   this
Statement of Additional Information for a discussion of securities ratings.

      Effect  of  Interest Rates and Economic  Changes.
The  junk bond market is relatively new and its  growth
has paralleled a long economic expansion.  As a result,
it  is  not  clear  how  this market  may  withstand  a
prolonged  recession  or economic  downturn.   Such  an
economic downturn could severely disrupt the market for and adversely affect the value of such securities.

        All   interest-bearing   securities   typically
experience appreciation when interest rates decline and
depreciation  when  interest rates  rise.   The  market
values   of  junk  bond  securities  tend  to   reflect
individual  corporate developments to a greater  extent
than  do higher rated securities, which react primarily
to fluctuations in the general level of interest rates.
Junk bond securities also tend to be more sensitive  to
economic  conditions than are higher-rated  securities.
As  a  result, they generally involve more credit risks
than securities in the higher-rated categories.  During
an  economic downturn or a sustained period  of  rising
interest  rates, highly leveraged issuers of junk  bond
securities may experience financial stress and may  not
have   sufficient  revenues  to  meet   their   payment
obligations.   The risk of loss due to  default  by  an
issuer  of  these  securities is significantly  greater
than  issuers  of higher-rated securities because  such
securities  are  generally  unsecured  and  are   often
subordinated  to  other  creditors.   Further,  if  the
issuer of a junk bond security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

      As  previously stated, the value of a  junk  bond
security  will generally decrease in a rising  interest
rate  market,  and accordingly so will the  Fund's  net
asset  value.   If the Fund experiences unexpected  net
redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

       Payment   Expectations.   Junk  bond  securities
typically   contain  redemption,  call  or   prepayment
provisions  which permit the issuer of such  securities
containing such provisions to redeem the securities  at
its  discretion.   During periods of  falling  interest
rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

      Credit Ratings.  Credit ratings issued by credit-
rating  agencies evaluate the safety of  principal  and
interest  payments of rated securities.  They  do  not,
however,  evaluate the market value risk of  junk  bond
securities  and,  therefore may not fully  reflect  the
true  risks  of  an  investment.  In  addition,  credit
rating agencies may or may not make timely changes in a
rating  to  reflect changes in the economy  or  in  the
condition of the issuer that affect the market value of
the  security.  Consequently, credit ratings  are  used
only  as a preliminary indicator of investment quality.
Investments  in  junk  bond  securities  will  be  more
dependent  on  the  subadviser's credit  analysis  than
would  be the case with investments in investment-grade
debt securities.  The subadviser employs its own credit
research  and  analysis,  which  includes  a  study  of
existing  debt, capital structure, ability  to  service
debt and to pay dividends, the issuer's sensitivity  to
economic  conditions,  its operating  history  and  the
current  trend of earnings.  The subadviser continually
monitors the Fund's investments and carefully evaluates
whether to dispose of or to retain junk bond securities
whose  credit  ratings  or  credit  quality  may   have
changed.

      Liquidity  and  Valuation.   The  Fund  may  have
difficulty  disposing of certain junk  bond  securities
because  there  may be a thin trading market  for  such
securities.   Because not all dealers maintain  markets
in  all  junk  bond securities there is no  established
retail  secondary market for many of these  securities.
The Fund anticipates that such securities could be sold
only  to  a  limited number of dealers or institutional
investors.   To  the extent a secondary trading  market
does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund.
Market quotations are generally available on many junk bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

      New and Proposed Legislation.  Recent legislation
has been adopted and, from time to time, proposals have
been  discussed regarding new legislation  designed  to
limit  the  use  of  certain junk  bond  securities  by
certain issuers.  An example of such legislation  is  a
law  which requires federally insured savings and  loan
associations  to  divest  their  investments  in  these
securities over time.  It is not currently possible  to
determine the impact of the recent legislation  or  the
proposed   legislation  on  the  junk  bond  securities
market.   However, it is anticipated that if additional
legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

Hedging Strategies

      General  Description of Hedging Strategies.   The
Funds may engage in hedging activities, including options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge a Fund's holdings.

      Hedging  instruments on securities generally  are
used  to  hedge against price movements in one or  more
particular  securities positions that a  Fund  owns  or
intends  to  acquire.   Hedging  instruments  on  stock
indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission
(the "SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures
Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments will be limited by tax considerations.

       General  Limitations  on  Futures  and   Options
Transactions.   The  Company  has  filed  a  notice  of
eligibility  for exclusion from the definition  of  the
term  "commodity pool operator" with the CFTC  and  the
National Futures Association, which regulate trading in
the  futures markets.  Pursuant to Section 4.5  of  the
regulations  under  the  Commodity  Exchange  Act  (the
"CEA"),  the  notice  of  eligibility  for  the   Funds
includes  the  representation that the Funds  will  use
futures  contracts and related options solely for  bona
fide  hedging  purposes  within  the  meaning  of  CFTC
regulations,  provided that the Funds  may  hold  other
positions in futures contracts and related options that
do  not fall within the definition of bona fide hedging
transactions   (i.e.,  for  speculative  purposes)   if
aggregate  initial  margins and premiums  paid  do  not
exceed  5%  of  the net asset value of  the  respective
Funds.   In  addition,  neither Fund  will  enter  into
futures contracts and options transactions if more than 50% of its net assets would be committed to such instruments.

      The  foregoing  limitations are  not  fundamental
policies  of  the  Funds  and may  be  changed  without
shareholder  approval  as regulatory  agencies  permit.
Various  exchanges  and  regulatory  authorities   have
undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

      Asset Coverage for Futures and Options Positions.
Each Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

      Stock  Index Options.  Each Fund may (i) purchase
stock  index options for any purpose, (ii)  sell  stock
index options in order to close out existing positions,
and/or (iii) write covered options on stock indexes for
hedging  purposes.  Stock index options are put options
and  call  options on various stock indexes.   In  most
respects,  they  are  identical to  listed  options  on
common  stocks.  The primary difference  between  stock
options and index options occurs when index options are
exercised.    In  the  case  of  stock   options,   the
underlying   security,  common  stock,  is   delivered.
However,   upon  the  exercise  of  an  index   option,
settlement does not occur by delivery of the securities
comprising the index.  The option holder who  exercises
the  index  option receives an amount of  cash  if  the
closing level of the stock index upon which the  option
is  based  is greater than, in the case of a  call,  or
less than, in the case of a put, the exercise price  of
the  option.   This  amount of cash  is  equal  to  the
difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

      A  stock  index  fluctuates with changes  in  the
market values of the stocks included in the index.  For
example, some stock index options are based on a  broad
market index, such as the Standard & Poor's 500 or  the
Value  Line Composite Index or a narrower market index,
such as the Standard & Poor's 100.  Indexes may also be
based  on  an industry or market segment, such  as  the
AMEX  Oil  and  Gas Index or the Computer and  Business
Equipment   Index.   Options  on  stock   indexes   are
currently  traded  on  the  following  exchanges:   the
Chicago  Board of Options Exchange, the New York  Stock
Exchange,  the  American Stock  Exchange,  the  Pacific
Stock Exchange, and the Philadelphia Stock Exchange.

      A Fund's use of stock index options is subject to
certain  risks.  Successful use by the Funds of options
on  stock indexes will be subject to the ability of the
subadviser to correctly predict movements in the  stock
market.   This requires different skills and techniques
than  predicting  changes in the prices  of  individual
securities.    In   addition,  a  Fund's   ability   to
effectively hedge all or a portion of the securities in
its  portfolio, in anticipation of or during  a  market
decline  through transactions in put options  on  stock
indexes, depends on the degree to which price movements
in  the  underlying  index  correlate  with  the  price
movements  of the securities held by a Fund.   Inasmuch
as   a   Fund's  securities  will  not  duplicate   the
components  of an index, the correlation  will  not  be
perfect.   Consequently, each Fund will bear  the  risk
that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

      The  hours of trading for options may not conform
to the hours during which the underlying securities are
traded.   To the extent that the options markets  close
before  the  markets  for  the  underlying  securities,
significant price and rate movements can take place  in
the  underlying markets that cannot be reflected in the
options  markets.  The purchase of options is a  highly
specialized   activity   which   involves    investment
techniques  and  risks different from those  associated
with  ordinary portfolio securities transactions.   The
purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

      Certain Considerations Regarding Options.   There
is  no  assurance that a liquid secondary market on  an
options  exchange will exist for any particular option,
or  at  any  particular time, and for some  options  no
secondary market on an exchange or elsewhere may exist.
If  a  Fund  is  unable to close out a call  option  on
securities  that it has written before  the  option  is
exercised,  the  Fund may be required to  purchase  the
optioned  securities in order to satisfy its obligation
under the option to deliver such securities.  If a Fund
is  unable  to  effect a closing sale transaction  with
respect to options on securities that it has purchased,
it  would  have  to  exercise the option  in  order  to
realize  any  profit and would incur transaction  costs
upon   the   purchase  and  sale  of   the   underlying
securities.

      The writing and purchasing of options is a highly
specialized   activity   which   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation
between   the   options   and
securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

      Federal Tax Treatment of Options. Certain option transactions have special tax results for the Funds.
Expiration of a call option written by a Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

      If  a  Fund  writes options other than "qualified
covered  call options," as defined in Section  1092  of
the  Internal  Revenue Code of 1986,  as  amended  (the
"Code"), or purchases puts, any losses on such  options
transactions,  to  the extent they do  not  exceed  the
unrealized   gains  on  the  securities  covering   the
options,   may  be  subject  to  deferral   until   the
securities covering the options have been sold.

      In  the case of transactions involving "nonequity
options,"  as defined in Code Section 1256,  the  Funds
will  treat  any gain or loss arising from  the  lapse,
closing out or exercise of such positions as 60%  long-
term  and  40%  short-term  capital  gain  or  loss  as
required  by  Section 1256 of the Code.   In  addition,
such  positions must be marked-to-market as of the last
business  day  of the year, and gain or  loss  must  be
recognized   for   federal  income  tax   purposes   in
accordance  with the 60%/40% rule discussed above  even
though  the  position  has  not  been  terminated.    A
"nonequity option" includes an option with respect to any group of stocks or a stock index if there is in effect a designation by the CFTC of a contract market for a contract based on such group of stocks or indexes. For example, options involving stock indexes such as the Standard & Poor's 500 and 100 indexes would be "nonequity options" within the meaning of Code
Section 1256.

      Futures  Contracts.   The Funds  may  enter  into
futures contracts (hereinafter referred to as "Futures"
or  "Futures Contracts"), including index and  interest
rate Futures as a hedge against movements in the equity
and bond markets, in order to establish more definitely
the effective return on securities held or intended  to
be   acquired  by  the  Funds  or  for  other  purposes
permissible  under  the CEA.  Each Fund's  hedging  may
include  sales  of  Futures as an  offset  against  the
effect  of  expected  declines  in  stock  prices   and
purchases of Futures as an offset against the effect of
expected increases in stock or bond prices.  The  Funds
will  not  enter  into  Futures  Contracts  which   are
prohibited  under  the  CEA and  will,  to  the  extent
required  by  regulatory authorities, enter  only  into
Futures  Contracts that are traded on national  futures
exchanges and are standardized as to maturity date  and
underlying   financial   instrument.    The   principal
interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

     An index Futures Contract is an agreement pursuant
to  which the parties agree to take or make delivery of
an  amount of cash equal to the difference between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
Futures  Contract was originally written.  An  interest
rate  futures contract provides for the future sale  by
one  party and purchase by another party of a specified
amount  of  a specific financial instrument (e.g.  debt
security)  for a specified price at a designated  date,
time, and place.  Transaction costs are incurred when a
Futures  Contract is bought or sold and margin deposits
must   be  maintained.   A  Futures  Contract  may   be
satisfied by delivery or purchase, as the case may  be,
of  the  instrument or by payment of the change in  the
cash  value  of  the  index.   More  commonly,  Futures
Contracts are closed out prior to delivery by  entering
into  an  offsetting transaction in a matching  Futures
Contract.   Although the value of an index might  be  a
function  of the value of certain specified securities,
no  physical delivery of those securities is made.   If
the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular
Futures Contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the Futures Contract.

      Margin  is  the  amount of  funds  that  must  be
deposited  by  each  Fund  with  its  custodian  in   a
segregated   account  in  the  name  of   the   futures
commission  merchant  in  order  to  initiate   Futures
trading  and  to maintain the Fund's open positions  in
Futures  Contracts.  A margin deposit  is  intended  to
ensure  the Fund's performance of the Futures Contract.
The  margin required for a particular Futures  Contract
is set by the exchange on which the Futures Contract is
traded  and may be significantly modified from time  to
time  by  the  exchange during the term of the  Futures
Contract.   Futures Contracts are customarily purchased
and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

      If  the price of an open Futures Contract changes
(by  increase in the case of a sale or by  decrease  in
the case of a purchase) so that the loss on the Futures
Contract reaches a point at which the margin on deposit
does  not satisfy margin requirements, the broker  will
require  an  increase in the margin.  However,  if  the
value  of  a  position increases because  of  favorable
price  changes  in  the Futures Contract  so  that  the
margin  deposit exceeds the required margin, the broker
will  pay  the excess to the Fund.  In computing  daily
net  asset  value, each Fund will mark  to  market  the
current value of its open Futures Contracts.  The Funds
expect   to  earn  interest  income  on  their   margin
deposits.

      Because  of  the  low margin  deposits  required,
Futures  trading involves an extremely high  degree  of
leverage.   As  a  result,  a  relatively  small  price
movement  in a Futures Contract may result in immediate
and substantial loss, as well as gain, to the investor.
For  example, if at the time of purchase,  10%  of  the
value of the Futures Contract is deposited as margin, a
subsequent  10%  decrease in the value of  the  Futures
Contract  would result in a total loss  of  the  margin
deposit,  before  any  deduction  for  the  transaction
costs,  if  the account were then closed  out.   A  15%
decrease  would result in a loss equal to 150%  of  the
original  margin deposit, if the Futures Contract  were
closed  out.   Thus, a purchase or sale  of  a  Futures
Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

      Most  United States Futures exchanges  limit  the
amount  of  fluctuation permitted in  Futures  Contract
prices  during a single trading day.  The  daily  limit
establishes  the maximum amount that  the  price  of  a
Futures  Contract may vary either up or down  from  the
previous day's settlement price at the end of a trading
session.   Once the daily limit has been reached  in  a
particular type of Futures Contract, no trades  may  be
made  on  that day at a price beyond that  limit.   The
daily  limit  governs  only  price  movement  during  a
particular  trading day and therefore  does  not  limit
potential  losses, because the limit  may  prevent  the
liquidation of unfavorable positions.  Futures Contract
prices  have occasionally moved to the daily limit  for
several  consecutive trading days  with  little  or  no
trading,  thereby  preventing  prompt  liquidation   of
Futures positions and subjecting some Futures traders to substantial losses.

      There  can  be no assurance that a liquid  market
will exist at a time when the Funds seek to close out a
Futures  position.   The Funds  would  continue  to  be
required to meet margin requirements until the position
is  closed,  possibly resulting in  a  decline  in  the
Funds'  net  asset  value.  In addition,  many  of  the
contracts   discussed   above   are   relatively    new
instruments without a significant trading history.   As
a result, there can be no assurance that an active secondary market will develop or continue to exist.

      A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Index, the
Standard & Poor's 100 Index, the NASDAQ 100 Index,  the
Value  Line  Composite Index and  the  New  York  Stock
Exchange Composite Index.

      Options on Futures. The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option.
Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

      The Funds may use options on Futures Contracts in
connection  with hedging strategies.  Generally,  these
strategies would be employed under the same market  and
market sector conditions in which the Funds use put and
call options on securities or indexes.  The purchase of
put  options on Futures Contracts is analogous  to  the
purchase  of  puts on securities or indexes  so  as  to
hedge  the Funds' securities holdings against the  risk
of  declining  market prices.  The writing  of  a  call
option  or the purchasing of a put option on a  Futures
Contract  constitutes a partial hedge against declining
prices  of  the  securities which are deliverable  upon
exercise of the Futures Contract.  If the futures price
at  expiration of a written call option  is  below  the
exercise price, the Fund will retain the full amount of
the  option  premium  which provides  a  partial  hedge
against  any  decline  that may have  occurred  in  the
Fund's  holdings of securities.  If the  futures  price
when  the  option  is exercised is above  the  exercise
price,  however, the Fund will incur a loss, which  may
be  offset, in whole or in part, by the increase in the
value  of  the  securities held by the Fund  that  were
being  hedged.   Writing a put option or  purchasing  a
call  option on a Futures Contract serves as a  partial
hedge   against  an  increase  in  the  value  of   the
securities the Fund intends to acquire.

      As  with  investments in Futures Contracts,  each
Fund  is  required to deposit and maintain margin  with
respect  to  put and call options on Futures  Contracts
written   by  it.   Such  margin  deposits  will   vary
depending  on  the  nature of  the  underlying  Futures
Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. The Funds will set aside in a segregated account at the Funds' custodian liquid assets, such as cash, U.S. government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation.
Such segregated assets will be marked to market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

      The  risks associated with the use of options  on
Futures  Contracts include the risk  that  a  Fund  may
close out its position as a writer of an option only if
a  liquid  secondary market exists  for  such  options,
which cannot be assured.  The Funds' successful use  of
options   on   Futures   Contracts   depends   on   the
subadviser's ability to correctly predict the  movement
in  prices  of  Futures Contracts  and  the  underlying
instruments,  which  may prove  to  be  incorrect.   In
addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see
"Futures Contracts."

      Federal Tax Treatment of Futures Contracts.   For
federal  income tax purposes, each Fund is required  to
recognize  as  income  for each taxable  year  its  net
unrealized gains and losses on Futures Contracts as  of
the  end  of  the  year, as well as  gains  and  losses
actually   realized  during  the  year.    Except   for
transactions  in Futures Contracts that are  classified
as  part of a "mixed straddle" under Code Section 1256,
any  gain or loss recognized with respect to a  Futures
Contract is considered to be 60% long-term capital gain
or  loss  and  40%  short-term capital  gain  or  loss,
without  regard  to the holding period of  the  Futures
Contract.   In  the case of a Futures  transaction  not
classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

      Sales of Futures Contracts that are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

      Each  Fund  intends to operate  as  a  "Regulated
Investment Company" under Subchapter M of the Code, and
therefore  will not be liable for federal income  taxes
to  the extent earnings are timely distributed.   As  a
result of being a Regulated Investment Company, net capital gain that the Funds distribute to shareholders will retain their original capital gain character in the shareholders' individual tax returns.

      In  order  for each Fund to qualify  for  federal
income tax treatment as a Regulated Investment Company,
at  least  90% of the gross income of each Fund  for  a
taxable  year  must be derived from qualifying  income;
i.e., dividends, interest, income derived from loans of
securities  and gains from the sale of securities,  and
other  income (including gains on options  and  futures
contracts) derived with respect to the Fund's  business
of  investing  in  stock or securities.   In  addition,
gains  realized  on  the sale or other  disposition  of
securities  or  Futures Contracts held  for  less  than
three  months must be limited to less than 30%  of  the
Fund's annual gross income.  It is anticipated that any
net  gain  realized  from the closing  out  of  Futures
Contracts  will  be considered gain from  the  sale  of
securities  and  therefore  be  qualifying  income  for
purposes  of  the  90% requirement.   For  purposes  of
applying  these  tests,  any increase  in  value  on  a
position  that  is part of a designated hedge  will  be
offset  by  any  decrease  in  value  (whether  or  not
realized)  on any other position that is part  of  such
hedge.   It  is  anticipated that unrealized  gains  on
Futures Contracts which have been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes will not be considered gains on securities held less than three months for purposes of the 30% test.

     The Funds will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on the Funds' other investments and shareholders will be advised of the nature of the payments.

     Foreign Currency - Related Derivative Strategies -
Special  Considerations.  The Funds  may  purchase  and
sell  foreign  currency on a spot basis,  and  may  use
currency-related   derivatives  instruments   such   as
options  on  foreign  currencies,  futures  on  foreign
currencies,  options on futures on  foreign  currencies
and forward currency contracts (i.e., an obligation  to
purchase  or  sell a specific currency at  a  specified
future date, which may be any fixed number of days from
the  contract  date agreed upon by the  parties,  at  a
price  set  at the time the contract is entered  into).
The  Funds may use these instruments for hedging or any
other  lawful  purpose consistent with  its  investment
objective,  including transaction hedging, anticipatory
hedging,  cross  hedging, proxy hedging,  and  position
hedging.   A  Fund's use of currency-related derivative
instruments  will  be directly related  to  the  Fund's
current  or anticipated portfolio securities,  and  the
Fund  may  engage  in transactions in  currency-related
derivative  instruments as a means to  protect  against
some  or  all  of  the  effects of adverse  changes  in
foreign   currency  exchange  rates  on  its  portfolio
investments.  In general, if the currency  in  which  a
portfolio investment is denominated appreciates against
the  U.S. dollar, the dollar value of the security will
increase.   Conversely, a decline in the exchange  rate
of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

      For  example,  a  Fund might use currency-related
derivative instruments to "lock in" a U.S. dollar price
for  a portfolio investment, thereby enabling the  Fund
to  protect  itself against a possible  loss  resulting
from an adverse change in the relationship between  the
U.S. dollar and the subject foreign currency during the
period  between the date the security is  purchased  or
sold and the date on which payment is made or received.
The  Fund  also  might use currency-related  derivative
instruments when the Advisor believes that one currency
may  experience a substantial movement against  another
currency,  including the U.S. dollar, and  it  may  use
currency-related derivative instruments to sell or  buy
the    amount   of   the   former   foreign   currency,
approximating  the value of some or all of  the  Fund's
portfolio   securities  denominated  in  such   foreign
currency.  Alternatively, where appropriate,  the  Fund
may  use  currency-related  derivative  instruments  to
hedge  all  or  part  of its foreign currency  exposure
through  the use of a basket of currencies or  a  proxy
currency  where such currency or currencies act  as  an
effective proxy for other currencies.  The use of  this
basket  hedging  technique may be  more  efficient  and
economical   than   using   separate   currency-related
derivative instruments for each currency exposure  held
by  a  Fund.   Furthermore, currency-related derivative
instruments may be used for short hedges - for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

      In  addition,  a  Fund may use a currency-related
derivative  instrument  to shift  exposure  to  foreign
currency  fluctuations  from  one  foreign  country  to
another foreign country where it's anticipated that the
foreign  currency  exposure purchased  will  appreciate
relative to the U.S. dollar and thus better protect the
Fund  against  the  expected  decline  in  the  foreign
currency  exposure sold.  For example, if a  Fund  owns
securities denominated in a foreign currency and it  is
anticipated  that the currency will decline,  it  might
enter  into  a forward contract to sell an  appropriate
amount  of the first foreign currency, with payment  to
be  made in a second foreign currency that would better
protect  the  Fund  against the decline  in  the  first
security  than  would a U.S. dollar exposure.   Hedging
transactions  that  use  two  foreign  currencies   are
sometimes referred to as "cross hedges."  The effective
use  of  currency-related derivative instruments  by  a
Fund  in  a cross hedge is dependent upon a correlation
between price movements of the two currency instruments
and  the underlying security involved, and the  use  of
two currencies magnifies the risk that movements in the
price  of  one  instrument may  not  correlate  or  may
correlate  unfavorably with the foreign currency  being
hedged.  Such a lack of correlation might occur due  to
factors   unrelated  to  the  value  of  the   currency
instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

     The Funds also might seek to hedge against changes
in  the  value of a particular currency when no hedging
instruments  on  that currency are  available  or  such
hedging  instruments  are more expensive  than  certain
other  hedging instruments.  In such cases, a Fund  may
hedge  against  price  movements in  that  currency  by
entering   into   transactions  using  currency-related
derivative instruments on another foreign currency or a basket of currencies, the values of which are believed to have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The use of currency-related derivative instruments
by  a  Fund involves a number of risks.  The  value  of
currency-related derivative instruments depends on  the
value  of the underlying currency relative to the  U.S.
dollar.     Because   foreign   currency   transactions
occurring   in  the  interbank  market  might   involve
substantially larger amounts than those involved in the
use  of  such derivative instruments, a Fund  could  be
disadvantaged by having to deal in the odd  lot  market
(generally consisting of transactions of less  than  $1
million) for the underlying foreign currencies at prices that are less favorable than for round lots
(generally consisting of transactions of greater than $1 million).

      There  is  no systematic reporting of  last  sale
information  for foreign currencies or  any  regulatory
requirement  that quotations available through  dealers
or  other market sources be firm or revised on a timely
basis.     Quotation    information    generally     is
representative  of  very  large  transactions  in   the
interbank  market  and thus might not  reflect  odd-lot
transactions where rates might be less favorable.   The
interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

      Settlement  of  transactions in  currency-related
derivative instruments might be required to take  place
within  the  country  issuing the underlying  currency.
Thus,  a  Fund  might be required  to  accept  or  make
delivery   of   the  underlying  foreign  currency   in
accordance   with  any  U.S.  or  foreign   regulations
regarding   the   maintenance   of   foreign    banking
arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     When a Fund engages in a transaction in a currency-
related  derivative  instrument,  it  relies   on   the
counterparty to make or take delivery of the underlying
currency  at the maturity of the contract or  otherwise
complete the contract.  In other words, a Fund will  be
subject to the risk that a loss may be sustained by the
Fund as a result of the failure of the counterparty  to
comply   with  the  terms  of  the  transaction.    The
counterparty  risk for exchange-traded  instruments  is
generally  less  than for privately-negotiated  or  OTC
currency   instruments,  since  generally  a   clearing
agency,  which  is the issuer or counterparty  to  each
instrument,  provides a guarantee of performance.   For
privately-
negotiated instruments, there is  no  similar
clearing agency guarantee.  In all transactions, a Fund
will  bear the risk that the counterparty will default,
and this could result in a loss of the expected benefit
of  the  transaction and possibly other losses  to  the
Fund.   The  Fund  will  enter  into  transactions   in
currency-related  derivative  instruments   only   with
counterparties that are reasonably believed to be capable of performing under the contract.

       Purchasers   and   sellers  of  currency-related
derivative   instruments  may  enter  into   offsetting
closing   transactions   by  selling   or   purchasing,
respectively, an instrument identical to the instrument
purchased or sold.  Secondary markets generally do  not
exist  for forward currency contracts, with the  result
that  closing transactions generally can  be  made  for
forward currency contracts only by negotiating directly
with the counterparty.  Thus, there can be no assurance
that a Fund will in fact be able to close out a forward
currency   contract  (or  any  other   currency-related
derivative instrument) at a time and price favorable to
the  Fund.  In addition, in the event of insolvency  of
the counterparty, a Fund might be unable to close out a
forward   currency  contract  at  any  time  prior   to
maturity.    In   the   case  of   an   exchange-traded
instrument, the Fund will be able to close the position
out only on an exchange which provides a market for the
instruments.   The ability to establish and  close  out
positions  on an exchange is subject to the maintenance
of  a liquid market, and there can be no assurance that
a  liquid market will exist for any instrument  at  any
specific  time.   In the case of a privately-negotiated
instrument, the Fund will be able to realize the  value
of  the  instrument  only by entering  into  a  closing
transaction  with the issuer or finding a  third  party
buyer  for the instrument.  While the Funds will  enter
into   privately-negotiated  transactions   only   with
entities who are expected to be capable of entering into a closing transaction, there can be no assurance that a Fund will in fact be able to enter into such closing transactions.

       The   precise   matching   of   currency-related
derivative  instrument amounts and  the  value  of  the
portfolio  securities involved generally  will  not  be
possible because the value of such securities, measured
in the foreign currency, will change after the currency-
related   derivative  instrument  position   has   been
established.   Thus, a Fund might need to  purchase  or
sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      Permissible foreign currency options will include
options  traded primarily in the OTC market.   Although
options on foreign currencies are traded primarily in the OTC market, the Funds will normally purchase or sell OTC options on foreign currency only when it is believed that a liquid secondary market will exist for a particular option at any specific time.

      There will be a cost to the Funds of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period, and the market conditions then prevailing. A Fund may have to pay a fee or commission or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

      When required by the SEC guidelines, a Fund  will
set  aside  permissible  liquid  assets  in  segregated
accounts  or  otherwise cover its potential obligations
under currency-related derivatives instruments.  To the
extent a Fund's assets are so set aside, they cannot be
sold while the corresponding currency position is open,
unless  they  are replaced with similar assets.   As  a
result, if a large portion of a Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      The  decision to engage in a particular currency-
related   derivative  instrument   will   reflect   the
portfolio manager's judgment that the transaction  will
provide value to the Fund and its shareholders  and  is
consistent with the Fund's objective and policies.   In
making  such a judgment, the benefits and risks of  the
transaction  will  be weighed in
the  context  of  the
Fund's    entire   portfolio   and   objective.     The
effectiveness  of any transaction in a currency-related
derivative  instrument is dependent  on  a  variety  of
factors,  including  the portfolio manager's  skill  in
analyzing  and predicting currency values  and  upon  a
correlation  between price movements  of  the  currency
instrument and the underlying security.  There might be
imperfect correlation, or even no correlation,  between
price movements of an instrument and price movements of
investments  being hedged.  Such a lack of  correlation
might  occur due to factors unrelated to the  value  of
the  investments being hedged, such as  speculative  or
other   pressures  on  the  markets  in   which   these
instruments are traded.  In addition, a Fund's  use  of
currency-related  derivative  instruments   is   always
subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by a Fund.

      A  Fund's  dealing in currency-related derivative
instruments   will   generally  be   limited   to   the
transactions  described  above.   However,  the   Funds
reserve  the  right to use currency-related derivatives
instruments for different purposes and under  different
circumstances.  It also should be realized that use  of
these   instruments  does  not  eliminate,  or  protect
against,  price  movements in a Fund's securities  that
are  attributable to other (i.e., non-currency related)
causes.   Moreover,  while the use of  currency-related
derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

Foreign Investment Companies

      Some  of  the  countries in which the  Funds  may
invest  may  not  permit direct investment  by  outside
investors.  Investments in such countries may  only  be
permitted  through  foreign  government-approved  or  -
authorized investment vehicles, which may include other
investment companies.  Investing through such  vehicles
may  involve  frequent or layered fees or expenses  and
may  also be subject to limitation under the 1940  Act.
Under the 1940 Act, a Fund may invest up to 10% of  its
assets in shares of investment companies and up  to  5%
of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

Depositary Receipts

      As  indicated in the Prospectus, the  Opportunity
Fund  may  invest in foreign securities  by  purchasing
depositary   receipts,  including  American  Depositary
Receipts  ("ADRs")  and  European  Depositary  Receipts
("EDRs")   or   other   securities   convertible   into
securities  or  issuers  based  in  foreign  countries.
These securities may not necessarily be denominated  in
the same currency as the securities into which they may
be converted.  Generally, ADRs, in registered form, are
denominated in U.S. dollars and are designed for use in
the  U.S.  securities markets, while  EDRs,  in  bearer
form,  may be denominated in other currencies  and  are
designed for use in European securities markets.   ADRs
are  receipts typically issued by a U.S. Bank or  trust
company   evidencing  ownership   of   the   underlying
securities.   EDRs are European receipts  evidencing  a
similar  arrangement.   For  purposes  of  the   Fund's
investment policies, ADRs and EDRs are deemed  to  have
the  same  classification as the underlying  securities
they  represent.   Thus,  an ADR  or  EDR  representing
ownership of common stock will be treated as common stock.

      ADR  facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices  of  market participants.  A  depositary  may
establish an unsponsored facility without participation
by (or even necessarily the acquiescence of) the issuer
of  the  deposited securities, although  typically  the
depositary requests a letter of non-objection from such
issuer  prior  to  the establishment of  the  facility.
Holders  of  unsponsored ADRs generally  bear  all  the
costs  of  such  facilities.   The  depositary  usually
charges  fees  upon the deposit and withdrawal  of  the
deposited securities, the conversion of dividends  into
U.S. dollars, the disposition of non-cash distribution,
and  the performance of other services.  The depositary
of  an  unsponsored  facility frequently  is  under  no
obligation  to  distribute  shareholder  communications
received from the issuer of the deposited
securities or
to pass through voting rights to ADR holders in respect
of  the deposited securities.  Sponsored ADR facilities
are created in generally the same manner as unsponsored
facilities,  except that the issuer  of  the  deposited
securities  enters  into a deposit agreement  with  the
depositary.  The deposit agreement sets out the  rights
and  responsibilities of the issuer, the depositary and
the ADR holders.  With sponsored facilities, the issuer
of the deposited securities generally will bear some of
the  costs  relating to the facility (such as  dividend
payment  fees of the depositary), although ADR  holders
continue  to bear certain other costs (such as  deposit
and   withdrawal  fees).   Under  the  terms  of   most
sponsored   arrangements,   depositaries    agree    to
distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Lending of Portfolio Securities

      Each Fund is authorized to lend up to 33 1/3%  of
the  total value of its portfolio securities to broker-
dealers  or institutional investors, but only when  the
borrower  maintains  with  the  Fund's  custodian  bank
collateral  either in cash or money market  instruments
in  an amount at least equal to the market value of the
securities loaned, plus accrued interest and dividends,
determined  on a daily basis and adjusted  accordingly.
However, the Funds do not presently intend to engage in
such   lending.    In  determining  whether   to   lend
securities    to   a   particular   broker-dealer    or
institutional  investor,  the  portfolio  manager  will
consider,  and  during  the period  of  the  loan  will
monitor,   all   relevant  facts   and   circumstances,
including  the  creditworthiness of the borrower.   The
Fund  will retain authority to terminate any  loans  at
any  time.  The Funds may pay reasonable administrative
and  custodial fees in connection with a loan  and  may
pay  a negotiated portion of the interest earned on the
cash or money market instruments held as collateral  to
the borrower or placing broker.  The Funds will receive
reasonable interest on the loan or a flat fee from  the
borrower  and  amounts  equivalent  to  any  dividends,
interest  or  other  distributions  on  the  securities
loaned.   The  Funds  will retain record  ownership  of
loaned  securities to exercise beneficial rights,  such
as   voting  and  subscription  rights  and  rights  to
dividends,   interest  or  other  distributions,   when
retaining such rights is considered to be in a Fund's interest.

Mortgage-and Asset-Backed Securities

      Mortgage-backed  securities represent  direct  or
indirect  participations in,  or  are  secured  by  and
payable  from, mortgage loans secured by real property,
and   include   single-  and  multi-class  pass-through
securities  and  collateralized  mortgage  obligations.
Such  securities  may be issued or guaranteed  by  U.S.
government agencies or instrumentalities, such  as  the
Government  National  Mortgage  Association   and   the
Federal  National Mortgage Association, or  by  private
issuers,   generally  originators  and   investors   in
mortgage   loans,   including   savings   associations,
mortgage bankers, commercial banks, investment bankers,
and  special  purpose entities (collectively,  "private
lenders").    Mortgage-backed  securities   issued   by
private  lenders may be supported by pools of  mortgage
loans  or  other  mortgage-backed securities  that  are
guaranteed,  directly  or  indirectly,  by   the   U.S.
government or one of its agencies or instrumentalities,
or   they   may  be  issued  without  any  governmental
guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

        Asset-backed    securities   have    structural
characteristics similar to mortgage-backed  securities.
However,  the  underlying assets  are  not  first  lien
mortgage loans or interests therein, but include assets
such  as  motor  vehicle installment  sales  contracts,
other  installment loan contracts, home  equity  loans,
leases  of  various types of property, and  receivables
from    credit   card   or   other   revolving   credit
arrangements.  Payments or distributions  of  principal
and   interest  on  asset-backed  securities   may   be
supported   by   non-governmental  credit  enhancements
similar to those utilized in connection with mortgage-backed securities.

      The yield characteristics of mortgage- and asset-
backed securities differ from those of traditional debt
securities.  Among the principal differences  are  that
interest   and   principal  payments  are   made   more
frequently  on  mortgage- and asset-backed  securities,
usually  monthly, and that principal may be prepaid  at
any time because the underlying mortgage loans or other
assets  generally may be prepaid at  any  time.   As  a
result,  if the Total Return

Bond Fund purchases  these
securities  at  a premium, a prepayment  rate  that  is
faster  than  expected will reduce yield  to  maturity,
while  a  prepayment rate that is slower than  expected
will  have the opposite effect of increasing the  yield
to  maturity.  Conversely, if the Fund purchases  these
securities  at a discount, a prepayment  rate  that  is
faster  than expected will increase yield to  maturity,
while  a  prepayment rate that is slower than  expected
will  reduce yield to maturity.  Amounts available  for
reinvestment  by  the  Fund are likely  to  be  greater
during a period of declining interest rates and,  as  a
result  are  likely to be reinvested at lower  interest
rates  than  during a period of rising interest  rates.
Accelerated prepayments on securities purchased by  the
Fund  at  a  premium  also impose a  risk  of  loss  of
principal  because the premium may not have been  fully
amortized at the time the principal is prepaid in full.
The  market  for privately issued mortgage- and  asset-
backed  securities is smaller and less liquid than  the
market    for    government-sponsored   mortgage-backed
securities.

      The  Total  Return Bond Fund may also  invest  in
stripped  mortgage- or asset-backed  securities,  which
receive  differing  proportions  of  the  interest  and
principal  payments  from the underlying  assets.   The
market  value  of  such securities  generally  is  more
sensitive  to changes in prepayment and interest  rates
than  is the case with traditional mortgage- and asset-
backed securities, and in some cases such market  value
may  be  extremely volatile.  With respect  to  certain
stripped   securities,  such  as  interest   only   and
principal  only classes, a rate of prepayment  that  is
faster  or  slower than anticipated may result  in  the
Fund  failing  to  recover all  or  a  portion  of  its
investment,  even  though  the  securities  are   rated
investment grade.

Mortgage Dollar Rolls and Reverse Repurchase Agreements

      The  Total Return Bond Fund may engage in reverse
repurchase    agreements   to   facilitate    portfolio
liquidity,  a  practice  common  in  the  mutual   fund
industry,   or  for  arbitrage  transactions  discussed
below.  In a reverse repurchase agreement, a Fund would
sell  a  security  and  enter  into  an  agreement   to
repurchase the security at a specified future date  and
price.   The  Fund  generally  retains  the  right   to
interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing.
When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

      The  Total  Return Bond Fund may also enter  into
mortgage  dollar  rolls, in which the Fund  would  sell
mortgage-backed securities for delivery in the  current
month   and   simultaneously   contract   to   purchase
substantially similar securities on a specified  future
date.   While  the  Fund  would  forego  principal  and
interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale.
The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities.
Mortgage dollar roll transactions may be considered a borrowing by the Fund.

      The  mortgage dollar rolls and reverse repurchase
agreements  entered into by the Fund  may  be  used  as
arbitrage transactions in which the Fund will  maintain
an   offsetting  position  in  investment  grade   debt
obligations or repurchase agreements that mature on  or
before  the  settlement date on  the  related  mortgage
dollar  roll  or reverse repurchase agreements.   Since
the  Fund  will  receive interest on the securities  or
repurchase   agreements  in  which   it   invests   the
transaction  proceeds,  such transactions  may  involve
leverage.  However, since such securities or repurchase
agreements will be high quality and will mature  on  or
before the settlement date of the mortgage dollar  roll
or  reverse repurchase agreement, the portfolio manager
believes  that  such  arbitrage  transactions  do   not
present the risks to the Fund that are associated with other types of leverage.

Repurchase Agreements

      The  Funds  may enter into repurchase  agreements
with   certain  banks  or  non-bank  dealers.    In   a
repurchase  agreement, a Fund buys a  security  at  one
price,  and at the time of sale, the seller  agrees  to
repurchase  the  obligation at a mutually  agreed  upon
time  and  price  (usually  within  seven  days).   The
repurchase  agreement, thereby,  determines  the  yield
during  the  purchaser's  holding  period,  while   the
seller's  obligation to repurchase is  secured  by  the
value   of  the  underlying  security.   The  portfolio
manager will monitor, on an ongoing basis, the value of
the  underlying  securities to ensure  that  the  value
always  equals  or  exceeds the repurchase  price  plus
accrued  interest.  Repurchase agreements could involve
certain  risks in the event of a default or  insolvency
of the other party to the agreement, including possible
delays  or  restrictions upon  the  Fund's  ability  to
dispose  of  the  underlying securities.   Although  no
definitive  creditworthiness  criteria  are  used,  the
portfolio manager reviews the creditworthiness  of  the
banks  and non-bank dealers with which the Fund  enters
into  repurchase  agreements to evaluate  those  risks.
The   Funds  may,  under  certain  circumstances,  deem
repurchase agreements collateralized by U.S. government
securities   to  be  investments  in  U.S.   government
securities.


                     DIRECTORS AND OFFICERS

       The  directors  and  officers  of  the  Company,
together   with  information  as  to  their   principal
business occupations during the last five years, and other information, are shown below. Each director who is deemed an "interested person," as defined in the Investment Company Act of 1940 ("Investment Company
Act"), is indicated by an asterisk.


     *William D. Forsyth, III, Co-President, Treasurer,
Assistant Secretary and a Director of the Company.

     Mr. Forsyth was born in 1963 and received his B.S.
     in Finance from the University of Illinois in 1986
     and  his M.B.A. from the University of Chicago  in
     1988.   Mr.  Forsyth has served  as  Co-President,
     Treasurer, Assistant Secretary, Portfolio  Manager
     and  a Director of Frontegra since May 1996.  From
     July  1993 until the present, Mr. Forsyth has also
     served as a Partner of Frontier Partners, Inc.,  a
     consulting/marketing firm.  From April 1987  until
     June  1993,  Mr. Forsyth served as  a  Partner  of
     Brinson Partners, Inc., an investment advisor, and
     from  June 1986 until April 1987, he served  as  a
     product marketing representative of Harris Trust &
     Savings  Bank.   Mr.  Forsyth  received  his   CFA
     designation in 1991.

     *Thomas J. Holmberg, Jr., Co-President, Secretary,
     Assistant Treasurer and a Director of the Company.

     Mr.  Holmberg  was born in 1958 and  received  his
     B.A. in Economics from the College of William  and
     Mary in 1980 and his M.P.P.M. from Yale University
     in 1987.  Mr. Holmberg has served as Co-President,
     Secretary, Assistant Treasurer, Portfolio  Manager
     and  a Director of Frontegra since May 1996.  From
     July 1993 until the present, Mr. Holmberg has also
     served as a Partner of Frontier Partners, Inc.,  a
     consulting/marketing  firm.   From  February  1989
     until July 1993, Mr. Holmberg served as a Partner of, and Account Manager for, Brinson Partners,
     Inc., an investment advisor. From July 1987 until January 1989, Mr. Holmberg served as an associate in the fixed income sales area of Goldman, Sachs, and from May 1986 until August 1986, he served as a summer associate in the corporation finance area of Lehman Brothers. Mr. Holmberg received his CFA designation in 1991.

     David L. Heald, a Director of the Company.

     Mr.  Heald was born in 1943 and received  his
     B.A.  in  English from Denison University  in
     1966  and his J.D. from Vanderbilt University
     School of Law in 1969.  Mr. Heald has been  a
     principal  of  Consulting  Fiduciaries,  Inc.
     ("CFI"),  a  registered  investment  adviser,
     since   August   of   1994.    CFI   provides
     professional, independent, fiduciary decision
     making,  consultation and alternative dispute
     resolution  services  to  ERISA  plans,  plan
     sponsors  and  investment managers.   Between
     April 1994 and August 1994, Mr. Heald engaged
     in  the private practice of law.  From August
     1992  until  April  1994,  Mr.  Heald  was  a
     managing     director    and    the     chief
     administrative  officer  of   Calamos   Asset
     Management,  Inc.,  a  registered  investment
     adviser     specializing    in    convertible
     securities,  and he served as an officer  and
     director   of   CFS   Investment   Trust,   a
     registered investment company comprised of four series. From January 1990 until August
     1992, Mr. Heald was a partner in the Chicago based law firm of Gardner, Carton & Douglas.

      The  address of Mr. Forsyth and Mr.  Holmberg  is
Frontegra  Asset  Management, Inc., 400  Skokie  Blvd.,
Suite  500,  Northbrook, Illinois 60062.   Mr.  Heald's
address  is 2745 Riverwoods Road, Riverwoods,  Illinois
60015.

      As of September 30, 1996, officers and directors of the Company did not own any shares of common stock of the Total Return Bond Fund or the Opportunity Fund.
Directors and officers of the Company who are also officers, directors, employees, or shareholders of Frontegra do not receive any remuneration from either of the Funds for serving as directors or officers.

      The following table provides information relating to compensation intended to be paid to directors of the Company for their services as such for the fiscal year ending September 30, 1997:

Name             Cash Compensation1      Other Compensation      Total

David  L. Heald       $ 2,000                $  0               $ 2,000

All  directors as a   $ 2,000                $  0               $ 2,000
group (3 persons)


_____________________

                     PRINCIPAL SHAREHOLDERS

      As of September 30, 1996, the following persons owned of record or are known by the Company to own of record or beneficially 5% or more of the outstanding shares of each Fund:

     Name and Address                      Fund      No. Shares       Percentage

Frontegra Asset Management, Inc.    Total Return      1,666.667            50%
400 Skokie Blvd., Suite 500         Bond Fund
Northbrook, IL  60062

Reams Asset Management Company, LLC Total Return      1,666.666            50%
227 Washington Street               Bond Fund
Columbus, IN  47201


     As of September 30, 1996, Frontegra and Reams each
owned   a   controlling  interest   in   the   Company.
Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Company.


                       INVESTMENT ADVISER

     Frontegra Asset Management, Inc. ("Frontegra") is the investment adviser to the Funds. Mr. William D.
Forsyth  III and Mr. Thomas J. Holmberg, Jr., each  own
50% of Frontegra. A brief description of the Funds' investment advisory agreement is set forth in the Prospectus under "MANAGEMENT."

       The   Funds'   advisory   agreement   is   dated
____________________, 1996 (the "Advisory  Agreement").
The Advisory Agreement has an initial term of two years
and  thereafter is required to be approved annually  by
the  Board of Directors of the Company or by vote of  a
majority  of  each  of  the Fund's  outstanding  voting
securities (as defined in the Investment Company  Act).
Each  annual renewal must also be approved by the  vote
of  a  majority of the Company's directors who are  not
parties to the Advisory Agreement or interested persons
of  any  such party, cast in person at a meeting called
for  the  purpose  of  voting on  such  approval.   The
Advisory  Agreement  was approved  by  the  vote  of  a
majority of the Company's directors who are not parties
to  the Advisory Agreement or interested persons of any
such  party  on  October 9, 1996  and  by  the  initial
shareholders  of  each Fund on October  9,  1996.   The
Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Directors of the Company, by vote of a majority of each of the Fund's outstanding voting securities or by Frontegra, and will terminate automatically in the event of its assignment.

      Under   the  terms  of  the  Advisory  Agreement,
Frontegra  supervises  the  management  of  the  Funds'
investments  and  business  affairs,  subject  to   the
supervision  of the Company's Board of  Directors.   At
its  expense, Frontegra provides office space  and  all
necessary  office facilities, equipment  and  personnel
for  servicing  the  investments  of  the  Funds.    As
compensation  for  its services, the  Opportunity  Fund
pays  to Frontegra a monthly advisory fee at the annual
rate  of 0.65% of the average daily net asset value  of
the  Fund  and  the  Total Return  Bond  Fund  pays  to
Frontegra a monthly advisory fee at the annual rate  of
0.40% of the average daily net asset value of the Fund.
From time to time, Frontegra may voluntarily waive  all
or  a portion of its management fee for the Funds.   In
fact, Frontegra has agreed to waive its management fee and/or reimburse each Fund's operating expenses to the extent necessary to ensure that the Opportunity and Total Return Bond Fund's total operating expenses do not exceed 0.90% and 0.50% of the respective Fund's average daily net assets for the first twelve months of each Fund's operations.

The organizational expenses of
each  Fund  were  advanced by  Frontegra  and  will  be
reimbursed by the Funds over a period of not more  than
60    months.    The   organizational   expenses   were
approximately $40,000 for the Total Return Bond Fund.


      The  Advisory  Agreement  requires  Frontegra  to
reimburse the Funds in the event that the expenses  and
charges  payable  by  the Funds  in  any  fiscal  year,
including   the  advisory  fee  but  excluding   taxes,
interest,  brokerage  commissions,  and  similar  fees,
exceed  those set forth in any statutory or  regulatory
formula prescribed by any state in which shares of  the
Funds  are  registered.  Such excess is  determined  by
valuations made as of the close of each business day of
the  year.   The most restrictive percentage limitation
currently  applicable to the Funds will  be  2-1/2%  of
each  Fund's average net asset value up to $30,000,000,
2%  on the next $70,000,000 of each Fund's average  net
asset value and 1-1/2% of each Fund's average net asset
value  in  excess  of $100,000,000.   Reimbursement  of
expenses in excess of the applicable limitation will be
made  on a monthly basis and will be paid to the  Funds
by  reduction  of  Frontegra's fee,  subject  to  later
adjustment,  month by month, for the remainder  of  the
Funds'  fiscal year.  Frontegra may from time  to  time
voluntarily  absorb expenses for the Funds in  addition
to   the   reimbursement  of  expenses  in  excess   of
applicable limitations.

     Frontegra has entered into an agreement with Reams
Asset  Management  Company, LLC ("Reams")  under  which
Reams  serves  as  each Fund's portfolio  manager  and,
subject to Frontegra's supervision, manages the  Funds'
portfolio  assets.  (Reams operated  as  a  corporation
(Reams   Asset  Management  Company,  Inc.)  from   its
founding  in 1981 until March 31, 1994, when it  became
an  Indiana  limited liability company (LLC),  with  no
change  in  principals, employees or  clients.)   Under
this  agreement, and with certain exceptions  described
herein,  Reams  is  compensated by  Frontegra  for  its
investment  advisory services at  the  annual  rate  of
0.45%  of  the  Opportunity Fund's  average  daily  net
assets;  and  0.20%  of the Total  Return  Bond  Fund's
average  daily  net  assets.   In  recognition  of  the
economies of scale that will be gained by the Funds and
Frontegra,   and   with   the  exception   of   defined
contribution or 401(k) investments in the Funds, for initial investments of over $15 million Frontegra will compensate Reams an extra 0.10% on the average daily net assets of such investments. Frontier Partners, Inc.
acts as a third party solicitor on behalf of Reams and has a 2.2% nonvoting ownership interest in Reams.

                FUND TRANSACTIONS AND BROKERAGE

     Reams is responsible for decisions to buy and sell
securities for the Funds and for the placement  of  the
Funds'  securities  business, the  negotiation  of  the
commissions  to  be paid on such transactions  and  the
allocation   of   portfolio  brokerage  and   principal
business.  Reams seeks the best execution at  the  best
security   price   available  with  respect   to   each
transaction,  in  light  of  the  overall  quality   of
brokerage  and research services provided to  Reams  or
the  Funds.  The best price to the Funds means the best
net price without regard to the mix between purchase or
sale  price and commission, if any.  Purchases  may  be
made  from underwriters, dealers and, on occasion,  the
issuers.   Commissions  will  be  paid  on  the  Funds'
futures  and options transactions.  The purchase  price
of  portfolio securities purchased from an  underwriter
or  dealer  may  include underwriting  commissions  and
dealer   spreads.   The  Funds  may  pay  mark-ups   on
principal  transactions.   In selecting  broker-dealers
and  in  negotiating commissions, Reams  considers  the
firm's   reliability,  the  quality  of  its  execution
services  on  a  continuing  basis  and  its  financial
condition.   Brokerage will not be allocated  based  on
the sale of a Fund's shares.

     Section  28(e) of the Securities Exchange  Act  of
1934  ("Section 28(e)") permits an investment  adviser,
under certain circumstances, to cause an account to pay
a  broker or dealer who supplies brokerage and research
services  a  commission for effecting a transaction  in
excess  of  the amount of commission another broker  or
dealer   would   have   charged   for   effecting   the
transaction.   Brokerage and research services  include
(a)  furnishing  advice as to the value of  securities,
the  advisability of investing, purchasing  or  selling
securities  and  the  availability  of  securities   or
purchasers  or  sellers of securities;  (b)  furnishing
analyses  and  reports concerning issuers,  industries,
securities,  economic  factors  and  trends,  portfolio
strategy  and  the  performance of  accounts;  and  (c)
effecting   securities  transactions   and   performing
functions   incidental  thereto  (such  as   clearance,
settlement, and custody).

     In  selecting brokers, Reams considers  investment
and  market  information and other  research,  such  as
economic,   securities   and  performance   measurement
research  provided by such brokers and the quality  and
reliability of brokerage services, including  execution
capability,  performance and financial  responsibility.
Accordingly, the commissions charged by any such broker
may  be  greater  than the amount  another  firm  might
charge  if  Reams  determines in good  faith  that  the
amount of such commissions is reasonable in relation to
the  value  of  the research information and  brokerage
services  provided by such broker to the Funds.   Reams
believes that the research information received in this
manner   provides   the   Funds   with   benefits    by
supplementing the research otherwise available  to  the
Funds.   The Subadvisory Agreement provides  that  such
higher commissions will not be paid by the Funds unless
(a) Reams determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of Reams' overall responsibilities with respect to the accounts as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of
Section 28(e), other applicable state and federal laws, and the Subadvisory Agreement; and (c) in the opinion of Reams, the total commissions paid by the Funds will be reasonable in relation to the benefits to the Funds over the long term. The investment advisory fees paid by the Funds under the Advisory Agreement are not reduced as a result of Reams' receipt of research services.

     Reams  places  portfolio  transactions  for  other
advisory  accounts managed by Reams.  Research services
furnished by firms through which the Funds effect their
securities  transactions  may  be  used  by  Reams   in
servicing all of its accounts; not all of such services
may  be  used  by Reams in connection with  the  Funds.
Reams believes it is not possible to measure separately
the  benefits  from research services to  each  of  the
accounts (including the Funds) managed by it.   Because
the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary.
However, Reams believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. Reams seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Fund and other advisory accounts, the main factors considered by Reams are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

     Each  Fund anticipates that its portfolio turnover
rate  will  not  exceed 125%, and  is  expected  to  be
between  75%  and 125%.  The annual portfolio  turnover
rate   indicates  changes  in  each  Fund's  securities
holdings; for instance, a rate of 100% would result if all the securities in a portfolio (excluding securities whose maturities at acquisition were one year or less) at the beginning of an annual period had been replaced by the end of the period. The turnover rate may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of the Funds' shares.


                           CUSTODIAN

     As custodian of the Funds' assets, United Missouri
Bank,  n.a.,  928 Grand Avenue, Kansas  City,  Missouri
64141, has custody of all securities and cash of each Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the officers of the Company.

         TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Sunstone Investor Services, LLC ("SIS") acts as transfer agent and dividend-disbursing agent for the Funds. SIS is compensated based on an annual fee per open account per $14, plus out of pocket expenses such as postage and printing expenses inc connection with share-holder communications, subject to a minimum fee of $12,000.


                             TAXES

     Each Fund will be treated as a separate entity for
Federal income tax purposes since the Tax Reform Act of
1986  requires that all portfolios of a series fund  be
treated  as  separate taxpayers.   As  indicated  under
"DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, AND TAX STATUS"
in   the  Prospectus,  each  Fund  intends  to  qualify
annually as a "regulated investment company" under  the
Code.   This  qualification does not involve government
supervision of the Funds' management practices or policies.

     A dividend or capital gain distribution received shortly after the purchase of shares reduces the net asset value of shares by the amount of the dividend or distribution and, although in effect a return of capital, will be subject to income taxes. Net gains on sales of securities when realized and distributed are taxable as capital gains. If the net asset value of shares were reduced below a shareholder's cost by distribution of gains realized on sales of securities, such distribution would be a return of investment although taxable as stated above.


                DETERMINATION OF NET ASSET VALUE

     As  set  forth  in the Prospectus under  the  same
caption, the net asset value of each of the Funds  will
be  determined as of the close of trading on  each  day
the  New York Stock Exchange is open for trading.   The
Funds do not determine net asset value on days the  New
York  Stock  Exchange  is closed  and  at  other  times
described  in  the  Prospectus.   The  New  York  Stock
Exchange is closed on New Year's Day, President's  Day,
Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


                      SHAREHOLDER MEETINGS

      Maryland   law   permits  registered   investment
companies,  such as the Company, to operate without  an
annual   meeting   of  shareholders   under   specified
circumstances if an annual meeting is not required by the Investment Company Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the Investment
Company Act.

     The  Company's Bylaws also contain procedures  for
the   removal  of  directors  by  shareholders  of  the
Company.   At any meeting of shareholders, duly  called
and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

     Upon  the written request of the holders of shares
entitled to not less than ten percent (10%) of all  the
votes  entitled  to  be  cast  at  such  meeting,   the
Secretary of the Company shall promptly call a  special
meeting of shareholders for the purpose of voting  upon
the  question of removal of any director.  Whenever ten
or  more shareholders of record who have been such  for
at  least six months preceding the date of application,
and  who  hold in the aggregate either shares having  a
net  asset  value of at least $25,000 or at  least  one
percent (1%) of the total outstanding shares, whichever
is  less,  shall  apply to the Company's  Secretary  in
writing,  stating  that they wish to  communicate  with
other  shareholders with a view to obtaining signatures
to  a  request  for  a meeting as described  above  and
accompanied  by  a  form of communication  and  request
which they wish to transmit, the Secretary shall within
five business days after such application either:   (1)
afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Company; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

     If  the  Secretary  elects to  follow  the  course
specified  in  clause (2) of the last sentence  of  the
preceding  paragraph, the Secretary, upon  the  written
request of such applicants, accompanied by a tender  of
the  material  to  be  mailed  and  of  the  reasonable
expenses of mailing, shall, with reasonable promptness,
mail  such  material to all shareholders of  record  at
their  addresses as recorded on the books unless within
five  business  days  after such tender  the  Secretary
shall  mail to such applicants and file with  the  SEC,
together  with a copy of the material to be  mailed,  a
written statement signed by at least a majority of  the
Board  of  Directors  to  the  effect  that,  in  their
opinion,   either   such   material   contains   untrue
statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

     After  opportunity for hearing upon the objections
specified  in the written statement so filed,  the  SEC
may,  and if demanded by the Board of Directors  or  by
such applicants shall, enter an order either sustaining
one  or  more of such objections or refusing to sustain
any  of them.  If the SEC shall enter an order refusing
to  sustain  any of such objections, or if,  after  the
entry  of  an  order sustaining one  or  more  of  such
objections,  the  SEC  shall  find,  after  notice  and
opportunity   for  hearing,  that  all  objections   so
sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.


                    PERFORMANCE INFORMATION

     As  described  in  the "COMPARISON  OF  INVESTMENT
RESULTS"  section of the Funds' Prospectus, the  Funds'
historical  performance or return may be shown  in  the
form   of  various  performance  figures.   The  Funds'
performance  figures are based upon historical  results
and   are  not  necessarily  representative  of  future
performance. Factors affecting the Funds' performance include general market conditions, operating expenses and investment management.

Total Return

     The average annual total return of each Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)n = ERV

                    P     =    a  hypothetical  initial payment of $1,000.
                    T     =    average  annual  total return.
                    n     =    number of years.
                    ERV  =   ending redeemable value of
                             a  hypothetical $1,000 payment made  at
                             the beginning of the stated periods  at
                             the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial investment") in a Fund's shares on the  first
day  of the period and computing the "ending value"  of
that  investment at the end of the period.   The  total
return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period.
Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between
these factors and their contributions to total return.

Yield

     The Total Return Bond Fund's yield is computed in accordance with a standardized method prescribed by rules of the SEC. Under that method, the current yield quotation for the Fund is based on a one month or 30-day period. The yield is computed by dividing the net investment income per share earned during the 30-day or one month period by the maximum offering price per share on the last day of the period, according to the following formula:

                      YIELD=2[(a-b +1)6-1]
                                cd

    Where:  a=dividends and interest earned during the period.
            b=expenses  accrued for the  period  (net  of reimbursements).
            c=the   average  daily  number   of   shares outstanding during
              the period that were entitled to receive dividends.
           d=the maximum offering price per share on the last day of the period.

Volatility

     Occasionally statistics may be used to  specify  a
Fund's  volatility or risk.  Measures of volatility  or
risk  are generally used to compare a Fund's net  asset
value  or performance relative to a market index.   One
measure  of volatility is beta.  Beta is the volatility
of  a  fund relative to the total market as represented
by  the  Standard & Poor's 500 Stock Index.  A beta  of
more  than 1.00 indicates volatility greater  than  the
market,   and  a  beta  of  less  than  1.00  indicates
volatility  less than the market.  Another  measure  of
volatility  or  risk  is standard deviation.   Standard
deviation  is used to measure variability of net  asset
value  or  total  return  around  an  average,  over  a
specified period of time.  The premise is that  greater
volatility   connotes  greater   risk   undertaken   in
achieving performance.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Funds' performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper  Analytical Services, Inc. ("Lipper"), a  widely
used independent research firm which ranks mutual funds
by  overall  performance,  investment  objectives,  and
assets,  may be cited.  Lipper performance figures  are
based  on  changes in net asset value, with all  income
and   capital   gains   dividends   reinvested.    Such
calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Funds' performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent
Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5 and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

    Evaluations of Fund performance made by independent
sources  may also be used in advertisements  concerning
the  Funds,  including reprints of or selections  from,
editorials  or articles about the Funds.   Sources  for
Fund  performance  and articles  about  the  Funds  may
include    publications   such   as   Money,    Forbes,
Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

     The  Funds may compare their performance to a wide
variety  of indices and measures of inflation including
the  Standard & Poor's Index of 500 Stocks, the  NASDAQ
Over-the-Counter  Composite  Index,  the  Russell  2500
Index  and the Lehman Aggregate Bond Index.  There  are
differences  and  similarities between the  investments
that  the  Funds  may  purchase  for  their  respective
portfolios  and  the  investments  measured  by   these
indices.

      Investors   may  want  to  compare   the   Funds'
performance to that of certificates of deposit  offered
by    banks    and   other   depositary   institutions.
Certificates  of  deposit may offer fixed  or  variable
interest rates and principal is guaranteed and  may  be
insured.   Withdrawal of the deposits prior to maturity
normally  will be subject to a penalty.  Rates  offered
by  banks and other depositary institutions are subject
to   change  at  any  time  specified  by  the  issuing
institution.   Investors  may  also  want  to   compare
performance of the Funds to that of money market funds.
Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.


                      INDEPENDENT AUDITORS

     Ernst  & Young LLP, Sears Tower, 233 South  Wacker
Drive, Chicago, IL 60606-6301, have been selected as the independent auditors for the Funds. Ernst & Young will audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting auditing, tax and advisory services when engaged to do so by the Funds.

                      FINANCIAL STATEMENTS

     The  following financial statements of  the  Total
Return Bond Fund are contained herein:

         (a)  Report of Independent Auditors.

            Report of Independent Auditors


To the Shareholders and
   Board of Directors of
 Frontegra Funds, Inc.


We  have  audited the accompanying statement of  assets
and   liabilities  of  the  Total  Return  Bond   Fund,
comprising  the Frontegra Funds, Inc. (the  "Company"),
as of September 30, 1996.  This statement of assets and
liabilities  is  the responsibility  of  the  Company's
management.   Our  responsibility  is  to  express   an
opinion on this statement of assets and liabilities based on our audit.

We  conducted  our audit in accordance  with  generally
accepted  auditing standards.  Those standards  require
that we plan and perform the audit to obtain reasonable
assurance  about whether the statement  of  assets  and
liabilities is free of material misstatement.  An audit
includes   examining,   on  a  test   basis,   evidence
supporting the amounts and disclosures in the statement
of  assets  and  liabilities.  An audit  also  includes
assessing   the   accounting   principles   used    and
significant estimates made by management,  as  well  as
evaluating   the  overall  statement  of   assets   and
liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Total Return
Bond Fund at September 30, 1996, in conformity with generally accepted accounting principles.


                             ERNST & YOUNG LLP



Chicago, Illinois
September 30, 1996

         (b)  Statement of Assets and Liabilities.

FRONTEGRA FUNDS, INC.

Total Return Bond Fund

Statement of Assets and Liabilities

September 30, 1996


Assets:
  Cash                                              $100,000
  Unamortized organization costs                      39,762
  Prepaid initial registration expense                 5,888


Total assets                                         145,650


Liabilities:
  Accrued organizational costs                        28,042
  Payable to Adviser                                  17,608


Total liabilities                                     45,650


Net assets                                          $100,000


Represented by:
  Capital stock, $0.01 par value (100,000 000 shares
     authorized and 3,333 shares outstanding)        $    33
  Additional paid-in capital                          99,967



Net assets                                          $100,000

Offering price, redemption price and
  net asset value per share (based
  on 3,333 shares of capital stock)                   $30.00



See accompanying notes to Statement of Assets and Liabilities.

           (c)   Notes  to  Statement  of  Assets   and
Liabilities.

                 Frontegra Funds, Inc.

     Notes to Statement of Assets and Liabilities

                  September 30, 1996


(1)  Organization

   Frontegra  Funds, Inc. ("Frontegra")  was  organized
   in  May,  1996  as  a  Maryland corporation  and  is
   registered  under  the  Investment  Company  Act  of
   1940,  as  amended (the "1940 Act"), as an  open-end
   management investment company issuing its shares  in
   series,   each   series  representing   a   distinct
   portfolio  with  its own investment  objectives  and
   policies.   The only series presently authorized  is
   the  Total Return Bond Fund (the "Fund").  The  Fund
   has  had no operations other than those relating  to
   organizational matters, including the sale of  3,333
   shares  to capitalize the Fund of which 1,667 shares
   were  sold to Frontegra Asset Management, Inc.  (the
   "Adviser")  and  1,666 shares  were  sold  to  Reams
   Asset   Management   LLC  (the   "Sub-Adviser")   on
   September 30, 1996 for cash in the amount of $50,000 each.

(2)Significant Accounting Policies

   (a)Organization Costs

      Costs  incurred  by the Fund in  connection  with
       their   organization,   registration   and   the
       initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities. If any of the original shares of the Fund purchased by the Adviser or Sub-Adviser are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

   (b)Federal Income Taxes

      The    Fund   intends   to   comply   with    the
       requirements   of  the  Internal  Revenue   Code
       necessary  to qualify as a regulated  investment
       company  and to make the requisite distributions
       of  income  to  its shareholders which  will  be
       sufficient   to   relieve   it   from   all   or
       substantially all Federal income taxes.

(3)    Investment Adviser

   The  Fund  has  an  agreement with  the  Adviser  to
   furnish  investment advisory services to  the  Fund.
   Under  the  terms of this agreement, the Adviser  is
   compensated at 0.40% of average daily net assets  of
   the  Fund.   The  Adviser has agreed to  voluntarily
   reduce   its   fees  for  expenses   (exclusive   of
   brokerage,   interest,   taxes   and   extraordinary
   expenses) that exceed the expense limitation of 0.50% for the Fund during the first twelve months of operations.

(4)Sub-Adviser

   The  Adviser has entered into an agreement with  the
   Sub-Adviser   to  serve  as  the  Fund's   portfolio
   manager,   subject  to  the  Adviser's  supervision.
   Under  the  terms of the agreement, the  Sub-Adviser
   is  compensated by the Adviser at 0.20%  of  average
   daily   net   assets  of  the  Fund.   For   initial
   investments  of over $15 million, the  Adviser  will
   compensate  the Sub-Adviser an extra  0.10%  on  the
   average   daily  net  assets  of  such   investments
   (excluding    defined   contribution    or    401(k)
   investments).

(5)Administrator

   Sunstone     Financial     Group,     Inc.      (the
   "Administrator")  acts  as  Administrator  for   the
   Fund.    As   compensation  for  its  administrative
   services    and    the   assumption    of    certain
   administrative   expenses,  the   Administrator   is
   entitled  to  a  fee  computed  daily  and   payable
   monthly,  at  an annual rate of 0.20% on  the  first
   $50,000,000 of average net assets and 0.07% in excess of $50,000,000 of average net assets subject to an annual minimum of $65,000 per Fund, plus out of pocket expenses.

   The  Administrator  may  periodically  volunteer  to
   reduce  all  or a portion of its administrative  fee
   with  respect  to the Fund.  These  waivers  may  be
   terminated   at  any  time  at  the  Administrator's
   discretion.    The  Administrator   may   not   seek
   reimbursement of such voluntarily reduced fees at a later date. The reduction of such fee will cause the yield of the Fund to be higher than it would be in the absence of such reduction.

(6)Capital Stock

   Frontegra  is  authorized  to  issue  a   total   of
   500,000,000 shares of common stock in series with  a
   par  value of $0.01 per share.  100,000,000 of these
   shares   have  been  authorized  by  the  Board   of
   Directors  to  be  issued in total  for  the  series
   designated as Total Return Bond shares.   The  Board
   of Directors is empowered to issue other series of Frontegra's shares without shareholder approval.

   Each share of stock will have a pro rata interest in the assets of the Fund to which the stock of that series relates and will have no interest in the assets of any other Fund.

                       APPENDIX

                     BOND RATINGS


            Standard & Poor's Debt Ratings

      A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.
This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

      The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The ratings are based, in varying degrees, on the following considerations:

          1.    Likelihood of default --  capacity  and
          willingness of the obligor as to  the  timely
          payment  of      interest  and  repayment  of
          principal in accordance with the terms of the obligation;

            2.Nature   of   and   provisions   of   the
            obligation; and

            3.Protection  afforded  by,  and   relative
            position  of, the obligation in  the  event
            of   bankruptcy,  reorganization  or  other
            arrangement  under the laws  of  bankruptcy
            and   other   laws   affecting   creditors'
            rights.

Investment Grade

      AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB  Debt  rated 'BBB' is regarded as  having  an
adequate  capacity to pay interest and repay principal.
Whereas   it   normally  exhibits  adequate  protection
parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade

      Debt  rated  'BB', 'B', 'CCC', 'CC'  and  'C'  is
regarded    as    having   predominantly    speculative
characteristics  with  respect  to  capacity   to   pay
interest and repay principal.  'BB' indicates the least
degree of speculation and 'C' the
highest.  While  such
debt  will  likely  have  some quality  and  protective
characteristics,   these  are   outweighed   by   large
uncertainties  or  major  risk  exposures  to   adverse
conditions.

       BB   Debt   rated   'BB'  has   less   near-term
vulnerability to default than other speculative issues.
However,  it  faces  major  ongoing  uncertainties   or
exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-
' rating.

      B  Debt rated 'B' has a greater vulnerability  to
default but currently has the capacity to meet interest
payments  and principal repayments.  Adverse  business,
financial  or  economic conditions will  likely  impair
capacity  or  willingness to  pay  interest  and  repay
principal.   The 'B' rating category is also  used  for
debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

      CCC Debt rated 'CCC' has a currently identifiable
vulnerability   to  default,  and  is  dependent   upon
favorable  business, financial, and economic conditions
to  meet  timely payment of interest and  repayment  of
principal.    In   the   event  of  adverse   business,
financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

      CC Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

      C   Debt  rated 'C' typically is applied to  debt
subordinated to senior debt which is assigned an actual
or  implied 'CCC-' debt rating.  The 'C' rating may  be
used  to  cover a situation where a bankruptcy petition
has   been   filed,  but  debt  service  payments   are
continued.

     CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

      D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


            Moody's Long-Term Debt Ratings

      Aaa  - Bonds which are rated Aaa are judged to be
of the best quality.  They carry the smallest degree of
investment risk and are generally referred to as  "gilt
edged".  Interest payments are protected by a large  or
by  an  exceptionally stable margin  and  principal  is
secure.   While  the  various protective  elements  are
likely to change, such changes as can be visualized are
most   unlikely  to  impair  the  fundamentally  strong
position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa - Bonds which are rated Baa are considered as
medium-grade obligations (i.e., they are neither highly
protected  nor poorly secured).  Interest payments  and
principal security appear adequate for the present  but
certain  protective elements may be lacking or  may  be
characteristically unreliable over any great length  of
time.    Such   Bonds   lack   outstanding   investment
characteristics   and   in   fact   have    speculative
characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes
Bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa  -  Bonds  which are rated Caa  are  of  poor
standing.   Such issues may be in default or there  may
be present elements of danger with respect to principal or interest.

       Ca   -   Bonds  which  are  rated  Ca  represent
obligations  which are speculative in  a  high  degree.
Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


      Fitch Investors Service, Inc. Bond Ratings

      Fitch  investment  grade bond ratings  provide  a
guide  to  investors  in determining  the  credit  risk
associated  with  a particular security.   The  ratings
represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

       The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

       Fitch   ratings  do  not  reflect   any   credit
enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but
not  necessarily  identical credit  quality  since  the
rating   categories   do  not   fully   reflect   small
differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch  ratings are based on information  obtained
from   issuers,  other  obligors,  underwriters,  their
experts,  and  other  sources  Fitch  believes  to   be
reliable.  Fitch does not audit or verify the truth  or
accuracy  of such information.  Ratings may be changed,
suspended, or withdrawn as a result of changes  in,  or
the   unavailability  of,  information  or  for   other
reasons.

            AAA Bonds considered to be investment grade
          and  of  the  highest  credit  quality.   The
          obligor  has an exceptionally strong  ability
          to pay interest and repay principal, which is
          unlikely   to   be  affected  by   reasonably
          foreseeable events.

             AA Bonds considered to be investment grade
          and   of  very  high  credit  quality.    The
          obligor's  ability to pay interest and  repay
          principal is very strong, although not  quite
          as  strong  as  bonds rated  'AAA'.   Because
          bonds rated in the 'AAA'  and 'AA' categories
          are    not   significantly   vulnerable    to
          foreseeable future developments, short-term debt of the issuers is generally rated 'F-
          1+'.

              A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

            BBB Bonds considered to be investment grade
          and  of  satisfactory  credit  quality.   The
          obligor's  ability to pay interest and  repay
          principal   is  considered  to  be  adequate.
          Adverse  changes in economic  conditions  and
          circumstances,  however, are more  likely  to
          have  adverse  impact  on  these  bonds  and,
          therefore,   impair  timely   payment.    The
          likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Fitch  speculative grade bond ratings  provide  a
guide  to  investors  in determining  the  credit  risk
associated  with  a particular security.   The  ratings
('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating
('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

       The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

             BB  Bonds are considered speculative.  The
          obligor's  ability to pay interest and  repay
          principal  may  be  affected  over  time   by
          adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

             B Bonds are considered highly speculative.
          While  bonds  in  this  class  are  currently
          meeting   debt   service  requirements,   the
          probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

             CCC   Bonds   have  certain   identifiable
          characteristics which, if not  remedied,  may
          lead   to  default.   The  ability  to   meet
          obligations requires an advantageous business and economic environment.

             CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

             C Bonds are in imminent default in payment of interest or principal.

          DDD,
          DD
          and  D      Bonds are in default on  interest
          and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.
          'DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

      Duff & Phelps, Inc. Long-Term Debt Ratings

      These ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure,  and  management depth and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security,  (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection.

      The Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of 'BBB-' and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit  quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the   likelihood   that
aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition


AAA            Highest  credit  quality.   The   risk
               factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+ High credit quality. Protection factors are strong. Risk is modest, but may
AA              vary slightly from time to time because
                of economic conditions.
AA-


A+              Protection  factors  are  average  but
                adequate.  However, risk factors are more
A               variable  and  greater  in  periods  of
                economic stress.
A-


BBB+           Below  average protection  factors  but
               still considered sufficient for prudent
BBB investment. Considerable variability in risk during economic cycles.
BBB-


BB+              Below investment grade but deemed likely
                 to meet obligations when due.
BB               Present   or   prospective   financial
                 protection factors fluctuate according to
BB-              industry conditions or company fortunes.
                 Overall quality may move up or
                 down frequently within this category.

B+              Below  investment grade and  possessing
                risk that obligations will not be met
B               when due.  Financial protection factors
                will fluctuate widely according to
B- economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC            Well below investment grade securities.
               Considerable uncertainty exists as to
               timely payment of principal, interest or preferred dividends.
               Protection factors are narrow and  risk
               can be substantial with unfavorable
               economic/industry  conditions,  and/or
               with unfavorable company developments.


DD             Defaulted  debt  obligations.   Issuer
               failed to meet scheduled principal and/or
               interest payments.
DP             Preferred    stock   with    dividend
               arrearages.



                  SHORT-TERM RATINGS

      Standard & Poor's Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

      Ratings graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

      A-1 This highest category indicates that the degree of safety regarding timely payment is strong.
Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

      A-2  Capacity for timely payment on  issues  with
this   designation  is  satisfactory.    However,   the
relative degree of safety is not as high as for issues designated 'A-1'.

     A-3 Issues carrying this designation have adequate
capacity  for timely payment.  They are, however,  more
vulnerable  to  the  adverse  effects  of  changes   in
circumstances than obligations carrying the higher designations.

      B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

      C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

      D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless
S&P believes that such payments will be made during such grace period.

           Moody's Commercial Paper Ratings

      The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

      Moody's commercial paper ratings are opinions on the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

      Issuers  rated  Prime-1  (or  related  supporting
institutions) have a superior capacity for repayment of
short-term  promissory obligations.  Prime-1  repayment
capacity  will  normally be evidenced by the  following
characteristics:  (i) leading market positions in  well
established  industries, (ii) high rates of  return  on
funds   employed,  (iii)  conservative   capitalization
structures  with moderate reliance on  debt  and  ample
asset   protection,  (iv)  broad  margins  in  earnings
coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers  rated  Prime-2  (or  related  supporting
institutions) have a strong capacity for  repayment  of
short-term promissory obligations.  This will  normally
be  evidenced  by  many  of the  characteristics  cited
above,  but  to  a lesser degree. Earnings  trends  and
coverage  ratios, while sound, will be more subject  to
variation.  Capitalization characteristics, while still
appropriate,   may   be  more  affected   by   external
conditions.  Ample alternate liquidity is maintained.

      Issuers  rated  Prime-3  (or  related  supporting
institutions) have an acceptable capacity for repayment
of  short-term promissory obligations.  The  effect  of
industry characteristics and market composition may  be
more   pronounced.    Variability   in   earnings   and
profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.


   Fitch Investors Service, Inc. Short-Term Ratings

       Fitch's   short-term  ratings  apply   to   debt
obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          F-1+   Exceptionally  Strong  Credit  Quality
          Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1    Very  Strong  Credit  Quality   Issues
          assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

          F-2  Good Credit Quality Issues assigned this
          rating   have   a  satisfactory   degree   of
          assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

          F-3 Fair Credit Quality Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          F-S  Weak Credit Quality Issues assigned this
          rating  have  characteristics  suggesting   a
          minimal   degree  of  assurance  for   timely
          payment   and  are  vulnerable  to  near-term
          adverse changes in financial and economic conditions.

          D     Default Issues assigned this rating are
                in actual or imminent payment default.

          LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

      Duff & Phelps, Inc. Short-Term Debt Ratings

      Duff  & Phelps' short-term ratings are consistent
with   the   rating  criteria  used  by  money   market
participants.   The  ratings apply to  all  obligations
with maturities of under one year, including commercial
paper,   the  uninsured  portion  of  certificates   of
deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

      Emphasis is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines,  and  the capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

     Rating Scale:  Definition

               High Grade

               D-1+   Highest   certainty   of   timely
               payment.       Short-term     liquidity,
               including  internal  operating   factors
               and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

               D-1    Very  high  certainty  of  timely
               payment.     Liquidity    factors    are
               excellent   and   supported   by    good
               fundamental  protection  factors.   Risk
               factors are minor.

               D-1-  High certainty of timely  payment.
               Liquidity   factors   are   strong   and
               supported by good fundamental protection factors. Risk factors are very small.

               Good Grade

               D-2   Good  certainty of timely payment.
               Liquidity     factors    and     company
               fundamentals   are   sound.     Although
               ongoing funding needs may enlarge  total
               financing   requirements,   access    to
               capital markets is good. Risk factors are small.

               Satisfactory Grade

               D-3   Satisfactory liquidity  and  other
               protection factors qualify issue  as  to
               investment  grade.   Risk  factors   are
               larger  and  subject to more  variation.
               Nevertheless,    timely    payment    is
               expected.

               Non-investment Grade

               D-4         Speculative       investment
               characteristics.    Liquidity   is   not
               sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

               Default

               D-5 Issuer  failed  to  meet   scheduled
                   principal and/or interest payments.

                            PART C

                       OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements (All included in
          Parts A and B)

            Financial Statements - Total Return Bond Fund

               Report of Independent Auditors

               Notes to Statements of Assets and Liabilities


          (b)  Exhibits

              (1)         Registrant's Articles of Incorporation

              (2)         Registrant's By-Laws

              (3)         None

              (4)         None

            (5.1)     Investment Advisory Agreement

            (5.2)     Subadvisory Agreement

              (6)         None

              (7)         None

              (8)         Custodian Agreement with United Missouri Bank, n.a.

             (9.1)        Transfer Agency Agreement with Sunstone Investor
                          Services, LLC

             (9.2)        Administration and Fund
                          Accounting Agreement with Sunstone
                          Financial Group, Inc.

              (10)        Opinion and Consent of
                          Godfrey & Kahn, S.C.

              (11)        Consent of Ernst & Young LLP

              (12)        None

              (13)        Subscription Agreements

              (14)        Individual Retirement Trust Account

              (15)        None

              (16)        None

              (17)        None

              (18)        None

              (19)        Powers of Attorney for Directors and
                          Officers (see signature page)


Item 25. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                              Number of Record Holders
     Title of Securities      as of September 30, 1996

     Common Stock, $.01 par value         2

Item 27.  Indemnification

      Article  VI  of Registrant's By-Laws provides  as
      follows:

                   ARTICLE VI INDEMNIFICATION

           The  Corporation  shall  indemnify  (a)  its
     Directors   and  officers,  whether  serving   the
     Corporation or at its request any other entity, to
     the  full  extent  required or  permitted  by  (i)
     Maryland  law now or hereafter in force, including
     the  advance of expenses under the procedures  and
     to  the full extent permitted by law, and (ii) the
     Investment  Company Act of 1940, as  amended,  and
     (b)  other employees and agents to such extent  as
     shall be authorized by the Board of Directors  and
     be  permitted  by  law.  The foregoing  rights  of
     indemnification  shall not  be  exclusive  of  any
     other    rights    to    which    those    seeking
     indemnification  may be entitled.   The  Board  of
     Directors may take such action as is necessary  to
     carry out these indemnification provisions and  is
     expressly  empowered to adopt, approve  and  amend
     from  time  to time such resolutions or  contracts
     implementing  such  provisions  or  such   further
     indemnification arrangements as may be permitted by law.

Item  28.  Business and Other Connections of Investment
           Adviser

      None.

Item 29.  Principal Underwriters

     (a)  None

     (b)  None

     (c)  None

Item 30.  Location of Accounts and Records

            All  accounts,  books  or  other  documents
     required to be maintained by section 31(a) of  the
     Investment  Company  Act of  1940  and  the  rules
     promulgated  thereunder are in the  possession  of
     Frontegra  Asset  Management,  Inc.,  Registrant's
     investment  adviser,  at  Registrant's   corporate
     offices,  except (1) records held  and  maintained
     by  United Missouri Bank, n.a., 928 Grand  Avenue,
     Kansas  City,  Missouri  64141,  relating  to  its
     function  as  custodian and (2) records  held  and
     maintained by Sunstone Financial Group, Inc.,  207
     E.   Buffalo   Street,   Suite   400,   Milwaukee,
     Wisconsin   53202,  relating to  its  function  as
     transfer    agent,   administrator,    and    fund
     accountant.

Item 31.  Management Services

            All management-related service contracts entered into by Registrant are discussed in Parts
     A and B of this Registration Statement.

Item 32.  Undertakings.

          (a)   Registrant undertakes to call a meeting
          of shareholders, if requested to do so by the
          holders  of  at least 10% of the Registrant's
          outstanding shares, for the purpose of voting
          upon the question of removal of a director or
          directors.  The Registrant also undertakes to
          assist    in   communications   with    other
          shareholders as required by Section 16(c) of the Investment Company Act of 1940; and

          (b)   Registrant undertakes to file  a  post-
          effective   amendment  to  this  Registration
          Statement  within four to six months  of  the
          effective date of this Registration Statement
          which   will   contain  financial  statements
          (which need not be certified) as of and for the time period reasonably close or as soon as practicable to the date of such post-effective amendment.

          (c)   Registrant undertakes to  furnish  each
          person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge, when information relating to management's discussion of fund performance is contained in the latest annual report to shareholders.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment
No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 9th day of October, 1996.

                    FRONTEGRA FUNDS, INC. (Registrant)


                    By: /s/  William D. Forsyth III
                        ____________________________
                        William D. Forsyth III
                        Co-President

       Each   person  whose  signature  appears   below
constitutes and appoints William D. Forsyth III and Thomas J. Holmberg, Jr., and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all pre-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                             Title                   Date


/s/ William D. Forsyth III    Co-President and a Director   October 9, 1996
--------------------------
William D. Forsyth III

/s/ Thomas J. Holmberg, Jr.   Co-President and a Director    October 9, 1996
---------------------------
Thomas J. Holmberg, Jr.

/s/ David L. Heald            Director                       October 9, 1996
___________________________
David L. Heald

                       EXHIBIT INDEX


Exhibit No.                Exhibit

            (1)            Registrant's  Articles   of Incorporation
                           (previously filed as Exhibit No. 1 to the Registration Statement on Form N-1A; File Nos. 333-703 and 811-7685)

            (2) Registrant's By-Laws (previously filed as Exhibit No. 2 to the Registration Statement on Form N-1A; File Nos. 333-7305 and 811-7685)

            (3)            None

            (4)            None

            (5.1)          Investment Advisory Agreement

            (5.2)          Subadvisory Agreement

            (6)            None

            (7)            None

            (8)            Custodian Agreement with United Missouri Bank, n.a.

            (9.1)          Transfer Agency Agreement with Sunstone
                           Investor Services, LLC

            (9.2) Administration and Fund Accounting Agreement with Sunstone Financial Group,Inc.

            (10)            Opinion and  Consent  of  Godfrey  &  Kahn, S.C.

            (11)            Consent    of   Ernst & Young LLP

            (12)            None

            (13.1)          Subscription Agreement (Reams Asset
                            Management Company, LLC)

            (13.2)          Subscription Agreement (Frontegra Asset
                            Management, Inc.)

            (14)            Individual Retirement Trust Account

            (15)            None

            (16)            None

            (17)            None

            (18)            None

            (19) Powers of Attorney for Directors and Officers (see signature page)




_______________________________

1 The director who is not deemed an "interested person," as defined in the Investment Company Act, will receive $500 for each board of directors meeting attended by that person. At such time as the Company's assets equal or exceed $100,000,000, the disinterested director will receive $2,500 for each board of directors meeting attended. The board intends to hold
4 meetings during fiscal 1997, and the Funds are not expected to have assets equal to or exceeding
$100,000,000 at such time. Thus, the disinterested director described above is expected to receive $2,000 during such time period from the Company.